As filed with the Securities and Exchange Commission on August __, 1999
                                                       Registration No. 33-84762


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. __ [ ] Post-Effective Amendment No.___


                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                            1100 North Market Street
                              Wilmington, DE 19890
                    (Address of Principal Executive Offices)


                                 (800) 254-3948
                  (Registrant's Area Code and Telephone Number)

                               Robert J. Christian
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Joseph V. Del Raso, Esquire
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Eighteenth and Arch Streets
                           Philadelphia, PA 19103-2799
                            Telephone: (215) 981-4506

                  Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

                  Title of securities being registered: Shares of beneficial interest, par value $0.01 per share.

                  No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION

STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(a), MAY DETERMINE.
                                 WT MUTUAL FUND


                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Letter to Shareholders

Notice of Special Meeting

Part A - Prospectus/Proxy Statement


Part B - Statement of Additional Information

Financials

Part C - Other Information

Signature Page

Exhibits

                                 WT MUTUAL FUND


                         FORM N-14 CROSS REFERENCE SHEET


PART A ITEM NO.                               PROSPECTUS/PROXY STATEMENT CAPTION
--------------                                ----------------------------------

1.  Beginning of Registration Statement and       Cover Page
     Outside Front Cover Page of Prospectus

2.  Beginning and Outside Back Cover Page of      Table of Contents
     Prospectus

3.  Synopsis Information and Risk Factors         Summary;
                                                  Comparison of
                                                  Principal Risk Factors

4.  Information About the Transaction             Summary;
                                                  The Reorganization
                                                  Transaction

5.  Information About the Registrant              Summary;
                                                  Comparison of
                                                  Principal Risk Factors;
                                                  Miscellaneous;  See also, the
                                                  Prospectus and Statement of
                                                  Additional Information for WT
                                                  Mutual Fund, each dated
                                                  October 20, 1998, previously
                                                  filed via EDGAR on October 20,
                                                  1998

6.  Information About the Company Being
    Acquired                                      Synopsis;
                                                  Comparison of
                                                  Principal Risk Factors;
                                                  Miscellaneous;  See also, the
                                                  Prospectus and Statement of
                                                  Additional Information for The
                                                  Rodney Square Strategic Fixed-
                                                  Income Fund, each dated
                                                  February 28, 1999,  previously
                                                  filed  via EDGAR on March 4,
                                                  1999

7.  Voting Information                            Voting Information

8.  Interest of Certain Persons and Experts       Not Applicable

9.  Additional Information Required for           Not Applicable
     Re-offering by Persons Deemed to be
     Underwriters

PART B ITEM NO.                      STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------------                       -------------------------------------------

10. Cover Page                                    Cover Page

11. Table of Contents                             Not Applicable

12. Additional Information                        Statement of Additional
    About the Registrant                          Information of WT Mutual Fund
                                                  dated October 20, 1998
                                                  previously filed via EDGAR on
                                                  October 20, 1998.

13. Additional Information                        Statement of  Additional
    About the Company Being Acquired              Information of The Rodney
                                                  Square Strategic  Fixed-Income
                                                  Fund, dated February 28, 1999,
                                                  previously file via  EDGAR on
                                                  March 4, 1999.

14. Financial Statements                          Annual Report of WT Mutual
                                                  Fundfor Fiscal Year Ended June
                                                  30, 1999 previously filed via
                                                  EDGAR on August ___, 1999;
                                                  Annual Report of WT Investment
                                                  Trust I for Fiscal Year Ended
                                                  June 30, 1999, previously
                                                  filed via EDGAR on August ___,
                                                  1999; Annual Report of The
                                                  Rodney Square Strategic Fixed-
                                                  Income Fund for Fiscal Year
                                                  Ended June 30, 1999,
                                                  previously filed via EDGAR on
                                                  August ___, 1999.

PART C
------
                  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

         SHORT/INTERMEDIATE BOND PORTFOLIO
                     (A series of The Rodney Square Strategic Fixed-Income Fund)


                                                     September __, 1999


Dear Short/Intermediate Bond Portfolio Shareholder:

                  The attached proxy materials describe a proposal that Short/Intermediate Bond Portfolio of The Rodney Square Strategic Fixed-Income Fund ("Short/Intermediate Portfolio") reorganize and become part of WT Short/Intermediate Bond Portfolio of WT Mutual Fund ("WT Bond Portfolio"). If the proposal is approved and implemented, each shareholder of Short/Intermediate Portfolio would automatically become a shareholder of WT Bond Portfolio, which will be renamed Wilmington Short/Intermediate Bond Portfolio.

                  WT Bond Portfolio is a "feeder" fund in a "master/feeder" fund structure, which means that WT Bond Portfolio invests all of its assets in a master fund that has an identical investment objective and investment strategy. This arrangement offers the potential for higher asset levels and economies of scale for your fund that could reduce total operating expenses over time. Taking into account fee waivers and expense reimbursements by the investment adviser, WT Bond Portfolio's maximum total operating expenses after the reorganization will not exceed the current maximum total operating expenses of Short/Intermediate Portfolio after waivers and reimbursements.

                  WT BOND PORTFOLIO HAS SUBSTANTIALLY THE SAME INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND INVESTMENT RISKS AS THOSE OF SHORT/INTERMEDIATE PORTFOLIO, AND THE REORGANIZATION WILL NOT RESULT IN A CHANGE IN THE INVESTMENT ADVISER MANAGING YOUR FUND. Following the reorganization, you will have access to substantially identical shareholder servicing arrangements with WT Bond Portfolio as you currently have with Short/Intermediate Portfolio. Additionally, the reorganization offers you the opportunity to become part of a larger and more diverse family of funds. You will be able to exchange your shares among many of those funds, which may be useful if you wish to change your asset allocations. The attached proxy materials provide more information about the proposed reorganization.

                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

                  Your vote is important no matter how many shares you own. Voting your shares early will permit Short/Intermediate Portfolio to avoid costly follow-up mail and telephone solicitations. After reviewing the attached materials, please complete, date and sign your proxy ballot and mail it in the enclosed return envelope today.


                                                     Very truly yours,

                                                     Robert J. Christian
                                                     President
                                                     The Rodney Square Strategic
                                                     Fixed-Income Fund
         WHAT YOU SHOULD KNOW ABOUT THIS PROPOSED FUND MERGER


Wilmington Trust Company ("WTC") and the Board of Trustees of The Rodney Square Strategic Fixed-Income Fund encourage you to read the enclosed proxy statement carefully. The following is a brief overview of the key issues.


WHY IS THE FUND HOLDING A SPECIAL SHAREHOLDERS MEETING?

The main reason for the meeting is so that shareholders of Short/Intermediate Portfolio can decide whether or not to merge their fund into WT Bond Portfolio (each a "Fund"). If shareholders decide in favor of the proposal, you will become a holder of Institutional class shares of WT Bond Portfolio.


WHAT ARE THE ADVANTAGES OF MERGING THE FUNDS?

The potential advantages of the reorganization are as follows :

(BULLET) By combining the assets of the Funds, shareholders may enjoy lower expense ratios over time. Larger funds tend to benefit from economies of scale not available to funds with smaller assets under management. Additionally, the master/feeder fund structure of WT Bond Portfolio provides an opportunity for further operating efficiencies. Management will seek to attract other institutional investors as feeder funds and to access additional distribution channels. This could lead to further reductions in total operating expenses.

(BULLET) These lower costs may lead to stronger performance, since total return to a fund's shareholders is net of fund expenses.

(BULLET) The reorganization is part of a plan to create a comprehensive family of funds that will offer a wide variety of investment styles. WTC and its affiliates are seeking to unify and streamline the operations of a number of different mutual funds which they advise and to create an efficient fund distribution system.

The potential benefits and possible disadvantages are explained in more detail in the enclosed proxy statement.

HOW ARE THESE TWO FUNDS ALIKE?

The investment goals, principal investment strategies and investment risks of the Funds are very similar. Both Funds seek high current income from a diversified portfolio of investment grade debt securities, with a short-to-intermediate average duration. Each Fund maintains an average dollar-weighted duration of between 2 1/2 to 4 years. Both Funds are subject to substantially similar investment limitations. The Funds' investments are currently managed by WTC, and the Funds employ the same administrator, independent auditor, legal counsel and transfer agent.



WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A MERGER?

The effective date of the reorganization would be as of the close of business on October 29, 1999 or as soon as possible thereafter. Shareholders will receive full and fractional Institutional class shares of WT Bond Portfolio equal in value to the shares of Short/Intermediate Portfolio that they owned on the closing date.

The net asset value per share of WT Bond Portfolio will not be affected by the transaction. That means the reorganization will not result in a dilution of any shareholder's interest.


IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR ME?

Unlike a transaction where you direct a fund's transfer agent to sell shares of one fund in order to buy shares of another, the reorganization WILL NOT BE CONSIDERED A TAXABLE EVENT. The Funds themselves will recognize no gains or losses on assets as a result of the reorganization. So you will not have reportable capital gains or losses due to the reorganization.

However, you should consult your own tax advisor regarding any possible effect a reorganization might have on you, given your personal circumstances - particularly regarding state and local taxes.


WHO WILL PAY FOR THIS REORGANIZATION?

The expenses of the reorganization, including legal expenses, printing, packaging and postage, plus the costs of any supplementary solicitation, will be allocated equally between the Funds. However, since WTC currently maintains an expense cap for each Fund, it is anticipated that WTC will ultimately bear the costs of the reorganization.

WHAT DOES SHORT/INTERMEDIATE PORTFOLIO'S BOARD OF TRUSTEES RECOMMEND?

The Board believes you should vote in favor of the reorganization. More importantly, however, the Trustees recommend that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of Short/Intermediate Portfolio shares will be represented at the special shareholders meeting.


WHERE DO I GET MORE INFORMATION ABOUT WT BOND PORTFOLIO?

Please call The Rodney Square Strategic Fixed-Income Fund toll-free at 1-800-336-9970.

         SHORT/INTERMEDIATE BOND PORTFOLIO
           (A series of The Rodney Square Strategic Fixed-Income Fund)

                               -------------------


                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                                OCTOBER 22, 1999

                               -------------------


To the Shareholders:

                  A Special Meeting of Shareholders of Short/Intermediate Bond Portfolio ("Short/Intermediate Portfolio"), a series of The Rodney Square Strategic Fixed-Income Fund, will be held on October 22, 1999, at 10:00 a.m., local time, at the office of ____________________, Wilmington, DE for the following purposes:

                  1. To approve an Agreement and Plan of Reorganization that provides for (1) the transfer of all the assets of Short/Intermediate Portfolio to WT Short/Intermediate Bond Portfolio ("WT Bond Portfolio"), a series of WT Mutual Fund, solely in exchange for shares of equal value of WT Bond Portfolio;
(2) the distribution of those WT Bond Portfolio shares to the shareholders of Short/Intermediate Portfolio; (3) the investment of the assets acquired by WT Bond Portfolio in its master fund, WT Short/Intermediate Bond Series, in accordance with WT Mutual Fund's master/feeder fund structure; and (4) the dissolution of Short/Intermediate Portfolio, all as described in the accompanying Prospectus/Proxy Statement; and

                  2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

                  You are entitled to vote at the Special Meeting and any adjournment thereof if you owned shares of Short/Intermediate Portfolio at the close of business on August 24, 1999. If you attend the Special Meeting, you may vote your shares in person. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY BALLOT IN THE ENCLOSED POSTAGE PAID ENVELOPE.

                                 By order of the Board of Trustees,



                                 Gary M. Gardner
                                 Secretary
                                 The Rodney Square Strategic Fixed-Income Fund

September __, 1999
Wilmington, Delaware


                        SHORT/INTERMEDIATE BOND PORTFOLIO
           (a series of The Rodney Square Strategic Fixed-Income Fund)

                         WT SHORT/INTERMEDIATE PORTFOLIO
                          (a series of WT Mutual Fund)

                               Rodney Square North
                            1100 North Market Street
                            Wilmington, DE 19890-0000
                           (TOLL FREE) 1-800-336-9970


                         PROSPECTUS AND PROXY STATEMENT

                            dated September __, 1999



                  This combined Prospectus/Proxy Statement ("Proxy Statement") is being furnished to shareholders of Short/Intermediate Bond Portfolio ("Short/Intermediate Portfolio"), a series of The Rodney Square Strategic Fixed-Income Fund, in connection with the solicitation of proxies by its Board of Trustees (the "Board") for use at a Special Meeting of Shareholders to be held on October 22, 1999, at 10:00 a.m., local time, and at any adjournment of the meeting, if the meeting is adjourned for any reason. This Proxy Statement will first be mailed to shareholders on or about September __, 1999.

                  The Rodney Square Strategic Fixed-Income Fund is a diversified, open-end investment company. The Board has called the Special Meeting to ask shareholders to consider and vote on a proposal for the reorganization of Short/Intermediate Portfolio (the "Reorganization"). WT Short/Intermediate Bond Portfolio ("WT Bond Portfolio"), a series of WT Mutual Fund, a diversified, open-end investment company, would acquire all of the assets of Short/Intermediate Portfolio solely in exchange for shares of equal value of WT Bond Portfolio. Through the Reorganization, shareholders of Short/Intermediate Portfolio would become shareholders of WT Bond Portfolio, which will be renamed Wilmington Short/Intermediate Bond Portfolio. WT Bond Portfolio invests its assets entirely in a corresponding master fund, WT Short/Intermediate Bond Series ("WT Bond Series"), a series of WT Investment Trust I ("WT Trust"), pursuant to a master/feeder fund structure. As soon as practicable following the Reorganization, Short/Intermediate Portfolio would be dissolved.

                  This Proxy Statement sets forth concisely the information about the Reorganization and WT Bond Portfolio that a shareholder should know before voting on the proposal and should be retained for future reference. A Statement of Additional Information, dated September __, 1999, relating to the Reorganization and incorporating historical financial statements, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference (that is, the Statement of Additional Information is legally a part of this Proxy Statement). A Prospectus and a Statement of Additional Information for WT Mutual Fund, each dated October 20, 1998, and the audited Annual Reports to shareholders of WT Mutual Fund and WT Trust for the fiscal year ended June 30, 1999, have been filed with the SEC and are incorporated herein by reference. A Prospectus and Statement of Additional Information for The Rodney Square Strategic Fixed-Income Fund, each dated February 28, 1999, were previously filed with the SEC and also are incorporated herein by this reference.

                  Accompanying this Proxy Statement is a copy of WT Mutual Fund's most recent Prospectus and Annual Report. Copies of the other referenced documents, as well as The Rodney Square Strategic Fixed-Income Fund's Annual Report to shareholders for the fiscal year ended June 30, 1999, may be obtained without charge, and further inquiries may be made, by writing to PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, or by calling toll-free 1-800-336-9970.

                  The SEC maintains a website (http://www.sec.gov) where you may access the Statement of Additional Information and other materials incorporated by reference.

                  THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF WT BOND PORTFOLIO OR DETERMINED WHETHER THIS PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                               i
                                                                            PAGE
                                                                            ----
                               TABLE OF CONTENTS
                               -----------------
                                                                            PAGE
                                                                            ----

VOTING INFORMATION ............................................................1
PROPOSAL 1 ....................................................................2
         Summary ..............................................................3
         Comparative Fee and Expense Information ..............................5
         Example of Effect on Fund Expenses ...................................8
         General Information about the Funds ..................................8
         Investment Adviser and Advisory Agreement ............................8
         Comparison of Investment Objectives, Principal
         Strategies and Other Policies .......................................10
         Operations of WT Bond Portfolio Following the Reorganization ........12
         Comparison of Risk Factors ..........................................13
         Purchases, Redemptions and Exchanges of Shares ......................16
         Dividends and Other Distributions ...................................17
         Federal Income Tax Consequences of the Reorganization ...............18
         The Reorganization Transaction ......................................18
         Objectives of the Reorganization ....................................20
         Trustees of WT Mutual Fund ..........................................20
         Description of Securities To Be Issued ..............................24
         --------------------------------------
         Federal Income Tax Considerations ...................................26
         ---------------------------------
         Capitalization ......................................................27
         --------------
         Board Consideration of the Reorganization ...........................28
         -----------------------------------------
OTHER MATTERS ................................................................28
-------------
SERVICE PROVIDERS ............................................................29
-----------------
MISCELLANEOUS ................................................................30


Appendix A - Principal Shareholders A-1

Appendix B - Agreement and Plan of Reorganization    B-1

                                                                               1
                               VOTING INFORMATION

                  A majority of Short/Intermediate Portfolio's shares outstanding on August 24, 1999, represented in person or by proxy, shall constitute a quorum and must be present for the transaction of business at the Meeting. If a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies authorizing a vote "For" any proposal in favor of such an adjournment, and they will vote those proxies authorizing a vote "Against" any proposal against such adjournment.

                  The following shareholder voting rules apply both to The Rodney Square Strategic Fixed-Income Fund and WT Mutual Fund. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Abstentions and broker non-votes will be counted as shares present for purposes of determining whether a quorum is present but will not be voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes effectively will be a vote against adjournment or against any proposal where the required vote is a percentage of the shares present or outstanding. Abstentions and broker non-votes will not be counted, however, as votes cast for purposes of determining whether sufficient votes have been received to approve any proposal where the required vote is a percentage of votes cast.

                  The individuals named as proxies on the enclosed proxy ballot will vote in accordance with your directions as indicated on the proxy ballot, if your proxy ballot is received properly executed by you or by your duly appointed agent or attorney-in-fact. If you sign, date and return the proxy ballot, but give no voting instructions, your shares will be voted in favor of approval of a proposal. In addition, if you sign, date and return the proxy ballot, but give no voting instructions, the duly appointed proxies may, in their discretion, vote upon such other matters as may come before the Meeting. The proxy ballot may be revoked by giving another proxy or by letter revoking the initial proxy. To be effective, revocation must be received by Short/Intermediate Portfolio prior to the Meeting. You may, if you wish, vote by ballot at the Meeting, thereby canceling any proxy previously given.

                  In order to reduce costs, the notices to a shareholder having more than one account in Short/Intermediate Portfolio listed under the same Social Security number at a single address have been combined. The proxy ballots have been coded so that a shareholder's votes will be counted for each such account.

                  As of August 24, 1999 ("Record Date"), Short/Intermediate Portfolio had ___________ shares of beneficial interest outstanding, and WT Bond Portfolio had ___________ shares of beneficial interest outstanding. Each outstanding full share of Short/Intermediate Portfolio is entitled to one vote, and each outstanding fractional share thereof is entitled to a proportionate fractional share of one vote.
                  The solicitation of proxies, the cost of which shall be borne equally by Short/Intermediate Portfolio and WT Bond Fund, will be made primarily by mail but also may be made by telephone or oral communications by representatives of Wilmington Trust Company, the investment adviser, and Provident Distributors, Inc., the distributor, who will not receive any compensation for these activities from either Short/Intermediate Portfolio or WT Bond Portfolio.

                  Except as set forth in Appendix A, Wilmington Trust Company does not know of any person who owns beneficially 5% or more of the shares of either Short/Intermediate Portfolio or WT Bond Portfolio (each a "Fund"). Trustees and officers of The Rodney Square Strategic Fixed-Income Fund own in the aggregate less than 1% of the shares of Short/Intermediate Portfolio. Trustees and officers of WT Mutual Fund own in the aggregate less than 1% of the shares of WT Bond Portfolio.

                  VOTE REQUIRED. Approval of Proposal 1 requires the affirmative vote of the holders of a "majority of the outstanding voting securities" of Short/Intermediate Portfolio, as defined in the Investment Company Act of 1940 (the "1940 Act"), represented at the meeting in person or by proxy ("1940 Act Majority Vote"). A 1940 Act Majority Vote means the vote of (a) at least 67% of the shares of a Portfolio present in person or by proxy, if more than 50% of the shares of the Portfolio are represented at the meeting, or (b) more than 50% of the outstanding shares of a Portfolio, whichever is less. If Proposal 1 is not approved by the requisite vote of shareholders of Short/Intermediate Portfolio, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.


         PROPOSAL 1

         TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION ("REORGANIZATION PLAN") THAT PROVIDES FOR (1) THE TRANSFER OF ALL THE ASSETS OF SHORT/INTERMEDIATE PORTFOLIO TO WT BOND PORTFOLIO, SOLELY IN EXCHANGE FOR SHARES OF EQUAL VALUE OF WT BOND PORTFOLIO; (2) THE DISTRIBUTION OF THOSE WT BOND PORTFOLIO SHARES TO THE SHAREHOLDERS OF SHORT/INTERMEDIATE PORTFOLIO; (3) THE INVESTMENT OF THE ASSETS ACQUIRED IN (1) BY WT BOND PORTFOLIO IN ITS MASTER FUND, WT BOND SERIES, IN ACCORDANCE WITH WT BOND PORTFOLIO'S MASTER/FEEDER FUND STRUCTURE; AND
         (4) THE DISSOLUTION OF SHORT/INTERMEDIATE PORTFOLIO.

SUMMARY

                  The following is a summary of certain information contained elsewhere in this Proxy Statement, the Funds' Prospectuses and Statements of Additional Information (which are incorporated herein by reference), and the Reorganization Plan (which is attached as Appendix B to this Proxy Statement). Shareholders should read this Proxy Statement and the accompanying prospectus of WT Bond Portfolio carefully.

                  At a meeting held on May 13, 1999, the Board considered and approved the Reorganization Plan, which provides for the merger of Short/Intermediate Portfolio into WT Bond Portfolio. WT Bond Portfolio would acquire all the assets of Short/Intermediate Portfolio in exchange for Institutional class shares of equal value of WT Bond Portfolio. Then, Short/Intermediate Portfolio would distribute those shares to its shareholders, so that each Short/Intermediate Portfolio shareholder receives the number of full and fractional shares that is equal in aggregate value to the value of the shareholder's holdings in Short/Intermediate Portfolio as of the day the Reorganization is completed. Immediately following this exchange, WT Bond Portfolio would invest all of the assets it acquires from Short/Intermediate Portfolio in its master fund, WT Bond Series, in accordance with WT Bond Portfolio's master/feeder structure. Once its assets have been transferred in this manner, Short/Intermediate Portfolio would be dissolved as soon as practicable.

                  Under the WT Bond Portfolio's operating arrangement, which is known as a "master/feeder" fund structure, the Portfolio (being a "feeder fund") pursues its existing investment objective through investment in WT Bond Series (being a "master fund"), rather than through direct investments in portfolio securities. WT Bond Series, in turn, invests its assets in accordance with the same objective, policies and limitations as WT Bond Portfolio. Shareholders own shares of WT Bond Portfolio, and WT Bond Portfolio holds only the shares of WT Bond Series. It is intended that WT Bond Series will serve as the investment portfolio for various institutional investors, which may include other registered mutual funds, private investment companies or other collective investment vehicles, with the same investment objectives and policies as the Series. Other mutual funds that may invest in WT Bond Series may have different expenses and, therefore, different yields/returns than WT Bond Portfolio. The shares of WT Bond Series are not available for purchase directly by members of the general public.

                  Short/Intermediate Portfolio currently offers only one class of shares. WT Bond Portfolio currently offers K class shares which are not subject to sales loads, redemption fees or Rule 12b-1 distribution fees. WT Bond Portfolio, however, will be implementing a new multiple share class structure beginning on the date of the Reorganization. Pursuant to this multiple class structure, K class shares would be renamed Institutional class shares, and a new Investor class of shares will be issued. The difference between these two share classes will be that Investor shares will be subject to Rule 12b-1 fees which compensate the Portfolio's distributor for distribution and shareholder servicing activities. Institutional shares will not be subject to sales charges or Rule 12b-1 fees and would be available only to limited investors. According to the Reorganization Plan, Short/Intermediate Portfolio will receive Institutional shares of WT Bond Portfolio, and its shareholders would therefore become Institutional class shareholders.

                  Short/Intermediate Portfolio and WT Bond Portfolio, through its investment in its master fund, have very similar investment objectives, principal investment strategies and investment risks. Both Funds' assets are managed by Wilmington Trust Company ("WTC") which would continue to advise WT Bond Series after the Reorganization. The principal strategy of each Fund is to invest in investment grade debt securities with an average dollar-weighted duration within a range of 2 1/2 to 4 years.

                  Following the Reorganization, the maximum total operating expenses of WT Bond Portfolio, after WTC's fee waivers and expense reimbursements, would be no greater than Short/Intermediate Portfolio's current maximum total expenses after waivers and reimbursements. Additionally, WT Bond Portfolio shareholders will have access to substantially identical shareholder servicing arrangements as are currently provided to Short/Intermediate Portfolio shareholders.

The principal risks associated with investment in WT Bond Portfolio are as follows:

(BULLET) The fixed income securities in which WT Bond Portfolio invests through its master fund are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market price of fixed income securities goes down.

(BULLET) WT Bond Portfolio's performance will depend on whether or not WTC is successful in pursuing its investment strategy.

(BULLET) WT Bond Portfolio's master/feeder structure is relatively new and more complex. While this structure is designed to reduce fund expenses, it may not do so, and the Portfolio might encounter operational or other complications.

Other important facts that you should know about the Reorganization are:

(BULLET) For Federal income tax purposes, the exchange of shares in the Reorganization is not expected to result in the recognition of gain or loss by Short/Intermediate Portfolio or its shareholders.

(BULLET) If Proposal 1 is approved by shareholders, the Reorganization is expected to occur as of the close of business on October 29, 1999, or at a later date when the Reorganization is approved and all contingencies have been met ("Closing Date").

(BULLET) Although Short/Intermediate Portfolio shareholders would have no appraisal rights in connection with the Reorganization, shareholders may redeem their shares at any time before, during or after the Reorganization.

(BULLET) Effective November 1, 1999, the name of WT Bond Portfolio will be changed to Wilmington Short/Intermediate Bond Portfolio and the name of WT Bond Series will be changed to Short/Intermediate Bond Series.

                  For the reasons set forth herein under "Board Consideration of the Proposed Transaction," the Board, including the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of The Rodney Square Strategic Fixed-Income Fund or WTC ("Independent Trustees"), has determined that the Reorganization is in the best interests of Short/Intermediate Portfolio, that the terms are fair and reasonable and that the interests of shareholders will not be diluted as a result of the Reorganization. Accordingly, the Board recommends approval of the transaction. Additionally, the Board of Trustees of WT Mutual Fund has determined that the terms of the Reorganization are in the best interests of WT Bond Portfolio, that the terms of the Reorganization are fair and reasonable and that the interests of WT Bond Portfolio's shareholders will not be diluted as a result of the Reorganization.

COMPARATIVE FEE AND EXPENSE INFORMATION

                  As shown in the following tables, a shareholder pays no fees to purchase Institutional shares of the WT Bond Portfolio, to exchange those shares for Institutional shares of another Portfolio of WT Mutual Fund, or to sell shares. Institutional shares are not subject to Rule 12b-1 distribution fees. The only costs a shareholder pays are annual fund operating expenses that are deducted from fund assets. The current fees and expenses incurred for the fiscal year ended June 30, 1999 by WT Bond Portfolio and by Short/Intermediate Portfolio and pro forma fees for WT Bond Portfolio after the Reorganization are as follows.


SHAREHOLDER FEES (fees paid directly from your investment)

                                                    WT Bond   Short/Intermediate    Combined
                                                   Portfolio      Portfolio         Portfolio

Sales charge (load) on purchases of shares            None           None             None

                                                                               6

Sales charge (load) on reinvested dividends           None           None             None
Redemption fee or deferred sales charges (load)       None           None             None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                                            Combined
                                                                            Portfolio
                                                            Short/       Institutional
                                     WT Bond Portfolio    Intermediate       Shares
                                       K Class Shares      Portfolio       (Pro Forma)
Management Fees                            0.40%             0.35%            0.35%
Distribution (12b-1) Fees                   None              None             None
Other Expenses                             0.40%             0.32%            0.25%
TOTAL ANNUAL OPERATING EXPENSES            0.80%             0.67%            0.60%
Waivers/Reimbursements                     0.30%             0.12%            0.05%
Net Expenses                               0.50%(1)          0.55%(2)         0.55%(3)


*For WT Bond Portfolio and the Combined Portfolio, the table above and the Example below each reflect the aggregate annual operating expenses of the Portfolio and its master fund, WT Bond Series.

(1) Currently, WTC has agreed to waive its advisory fee and/or assume WT Bond Portfolio's expenses in order to limit the Portfolio's total annual operating expenses to 0.50% of the Portfolio's average net assets.

(2) Currently, WTC has agreed to waive its advisory fee and/or assume Short/Intermediate Portfolio's expenses in order to limit the Portfolio's total annual operating expenses to 0.55% of the Portfolio's average net assets.

(3) Effective November 1, 1999, WTC has agreed to waive a portion of its advisory fee and/or reimburse expenses to the extent total operating expenses exceed 0.55% of the Portfolio's average net assets for the WT Bond Portfolio Institutional class shares. This waiver will remain in place until WT Mutual Fund's Board of Trustees approves its termination.

EXAMPLE OF EFFECT ON FUND EXPENSES

                  This Example is intended to help you compare the cost of investing in Short/Intermediate Portfolio with the cost of investing in WT Bond Portfolio and the cost of investing in WT Bond Portfolio assuming the Reorganization has been completed.
                  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                              ONE        THREE      FIVE       TEN
                              YEAR       YEARS      YEARS     YEARS
WT Bond Portfolio             $51        $160       $280      $628
Short/Intermediate Portfolio  $56        $176       $307      $689
Combined Fund                 $56        $176       $307      $689
(Pro Forma)



GENERAL INFORMATION ABOUT THE FUNDS

                  WT Bond Portfolio is a series of WT Mutual Fund, an open-end, diversified management investment company organized as a Delaware business trust on April 2, 1993. Until October 20, 1998, WT Mutual Fund was named Kiewit Mutual Fund and WT Bond Portfolio was named Kiewit Intermediate-Term Bond Portfolio. WT Bond Portfolio commenced operations on December 6, 1994. Further information about WT Bond Portfolio is contained in WT Mutual Fund's Prospectus dated October 20, 1998, a copy of which accompanies this Proxy Statement. Short/Intermediate Portfolio is a series of The Rodney Square Strategic Fixed-Income Fund, an open-end, diversified management investment company organized as a Massachusetts business trust on May 7, 1986. Further information about Short/Intermediate Portfolio is contained in its Prospectus dated February 28, 1998 which is available, without charge, upon request. Both Funds are registered under the 1940 Act.

INVESTMENT ADVISER AND ADVISORY AGREEMENT

                  Short/Intermediate Portfolio and WT Bond Series each employ WTC as their investment adviser. In this capacity, WTC supervises all aspects of their investment operations and makes and implements all of their investment decisions.

                  WTC is currently paid a monthly investment advisory fee, which is based upon a percentage of each Fund's average daily net assets. The advisory fee is computed (1) by Short/Intermediate Portfolio, at the annual rate of 0.35% of the Fund's average net assets; and (2) by WT Bond Series, at the annual rate of 0.40% of the Fund's average net assets. Based on WT Bond Series' average net assets of $63,612,128 for the year ended June 30, 1999, WTC received investment advisory fees in the amount of $31,982 from WT Bond Series.

                  AFTER THE REORGANIZATION, THE RATE OF ADVISORY FEE TO BE PAID BY WT BOND SERIES UNDER ITS ADVISORY CONTRACT WITH WTC WILL NOT EXCEED THE RATE PAYABLE BY SHORT/INTERMEDIATE PORTFOLIO UNDER ITS CURRENT ADVISORY CONTRACT. The proposed investment advisory agreement on behalf of WT Bond Series after the Reorganization provides for the Series to pay WTC an annual advisory fee, payable monthly, in the amount of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets in excess of $2 billion. Other than the differences in compensation and effective dates, the terms of the proposed investment advisory agreement for WT Bond Series are not materially different from the terms of Short/Intermediate Portfolio's current advisory agreement.

                  Eric K. Cheung, Vice President and Manager of the Fixed Income Management Division, and Clayton M. Albright, III, Vice President of the Fixed Income Management Division of the Asset Management Department of WTC, are primarily responsible for the day-to-day management of WT Bond Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined WTC. In 1991, he became the Division Manager for all fixed income products. Mr. Albright has been employed at WTC since 1976. In 1987, he joined the Fixed Income Management Division and since then has specialized in the management of intermediate and long-term fixed income portfolios.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND OTHER POLICIES

                  INVESTMENT OBJECTIVES. WT Bond Portfolio currently seeks to provide investors with a high level of current income consistent with reasonable risk. Short/Intermediate Portfolio seeks high total return, consistent with high current income by investing principally in various types of investment grade fixed income securities. Although already similar in substance, WT Bond Portfolio's statement of its investment objective will be changed effective November 1, 1999 to be exactly identical to Short/Intermediate Portfolio's statement of investment objective. Since WT Bond Portfolio's existing investment objective may be changed by the Board of Trustees without shareholder approval, this action was taken at a Board of Trustees meeting on August 12, 1999. Effective November 1, 1999, WT Bond Portfolio's investment objective will become a fundamental policy of the Fund that could only be changed with the approval of shareholders. There can be no assurance that either Fund will achieve its investment objective.

                  PRINCIPAL INVESTMENT STRATEGIES. WT Bond Portfolio seeks to achieve its objective by investing all of its total assets in WT Bond Series, which, in turn, invests in a diversified portfolio of the following investment grade debt securities: U.S. Treasury and U.S. Government agency securities, mortgage-backed securities, asset-backed securities and corporate bonds. WT Bond Series also may invest in repurchase agreements collateralized by U.S. Treasury and U.S. Government agency securities and other short-term debt securities. Under normal market conditions, the average dollar-weighted duration of securities held by WT Bond Series will fall within a range of 2 1/2 to 4 years.

                  Short/Intermediate Portfolio invests at least 85% of its total assets in various types of investment grade fixed income securities. The Portfolio will, as a matter of fundamental policy, maintain a short-to-intermediate average duration (2 1/2 to 4 years), and the average dollar-weighted duration of securities held by the Short/Intermediate Portfolio will normally fall within a range of 2 1/2 to 4 years.

                  Effective November 1, 1999, WT Bond Series' investment strategies will be exactly identical to Short/Intermediate Portfolio's existing strategies. Accordingly, beginning on that date, WT Bond Series would invest at least 85% of its total assets in the same investment grade fixed income securities in which Short/Intermediate Portfolio invests, and will, as a fundamental policy, maintain an average duration of 2 1/2 to 4 years. The Boards of Trustees of WT Bond Series and WT Bond Portfolio approved the Series' principal investment strategies at a meeting held on August 12, 1999. Therefore, after the Reorganization, your fund would be managed exactly as it is currently managed.

                  OTHER POLICIES OF THE FUNDS. Short/Intermediate Portfolio may invest up to 10% of its total assets in securities of foreign issuers. WT Bond Series currently does not invest in foreign securities. However, at a meeting held on August 12, 1999, the Board of Trustees of WT Bond Series authorized the Series to invest up to 10% of its assets in securities of foreign issuers effective November 1, 1999. Therefore the Funds' policies with respect to foreign holdings will be identical.

                  Each Fund may purchase securities on a when-issued or delayed delivery basis -- that is, with settlement taking place up to 90 days in the future. Each Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to qualified brokers, dealers, banks or other financial institutions that WTC deems qualified.

                  Each Fund may hold up to 15% of its net assets in illiquid securities, and each Fund is authorized to invest in restricted securities that may be sold only to institutional investors. Each Fund is authorized to invest in zero-coupon securities. The Funds also are permitted to enter into repurchase agreements with commercial banks, registered broker-dealers, and registered U.S. government securities dealers that are deemed creditworthy by the Funds' Boards of Trustees.

                  Short/Intermediate Portfolio invests only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investor Service, Inc. or Standard & Poor's. If the securities are not rated, then WTC must determine that they are of comparable quality. Similarly, WT Bond Series may invest only in securities that are rated investment grade by a nationally recognized statistical ratings organization ("NRSRO"). Effective November 1, 1999, the Series will maintain the same credit quality standards as Short/Intermediate Portfolio's current standards.

                  Each Fund's investment portfolio is actively traded -- securities may be bought and sold relatively quickly during certain market or economic conditions. The Funds' portfolio turnover rates generally range between 40% to 80%, but may exceed 200%, resulting in acceleration of capital gains, which are taxable when distributed to shareholders.

                  When WTC believes market or economic conditions are adverse, the average dollar-weighted duration of each Fund may fall within a broader range. Under those conditions, each Fund may invest in fixed income securities with an average dollar-weighted duration of 1 to 6 years.

                  Each Fund may borrow money for temporary or emergency purposes; although neither Short/Intermediate Portfolio and WT Bond Series may borrow in excess of 33 1/3% of net assets.

                  The fundamental investment restrictions for WT Bond Portfolio effective November 1, 1999 would be materially the same as those of Short/Intermediate Portfolio except for the following difference. WT Bond Portfolio's limitations contain an exception permitting the Portfolio to invest all of its assets directly in another mutual fund such as WT Bond Series pursuant to the Portfolio's master/feeder fund structure. By approving the Reorganization Plan, you would be authorizing the inclusion of this exception in your fund's fundamental investment restrictions, which will be stated as follows:

                   "THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT A
                  PORTFOLIO FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SUCH AS THE CORRESPONDING SERIES OF WT INVESTMENT TRUST I."


OPERATIONS OF WT BOND PORTFOLIO FOLLOWING THE REORGANIZATION

                  As indicated above, the investment objectives and policies of WT Bond Portfolio and its master fund after the Reorganization will be identical to those of Short/Intermediate Portfolio. All of the assets held by Short/Intermediate Portfolio will be consistent with the investment policies of WT Bond Series and thus can be transferred to and held by WT Bond Series if the Reorganization is approved. If, however, Short/Intermediate Portfolio has any assets that may not be held by WT Bond Series, those assets will be sold prior to the Reorganization. The possible need for Short/Intermediate Portfolio to dispose of assets prior to the Reorganization could result in selling investment securities at a disadvantageous time, which may result in Short/Intermediate Portfolio realizing losses that would not otherwise have been realized. Alternatively, these sales could result in Short/Intermediate Portfolio realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganization.

                  Not only does the same investment adviser currently serve both Short/Intermediate Portfolio and WT Bond Series, but also the following service providers presently are engaged by both Funds, and they would continue to serve WT Bond Portfolio and/or WT Bond Series in the capacities indicated below.

         Distributor:                       Provident Distributors, Inc.

         Administrator:                     PFPC Inc.

         Accounting Agent:                  PFPC Inc.

         Independent Auditors               Ernst & Young LLP

         Legal Counsel:                     Pepper Hamilton LLP

         Transfer Agent:                    PFPC Inc.

                  The custodian for Short/Intermediate Portfolio is WTC, and PFPC Trust Company serves as the Portfolio's sub-custodian. Currently, PFPC Trust Company serves as the custodian for WT Bond Portfolio and WT Bond Series. However, effective as of the Closing Date, WTC will become the custodian, and PFPC will become sub-custodian, of WT Bond Portfolio and WT Bond Series. Consequently, there will be no change in your fund's custodian resulting from the reorganization.

COMPARISON OF RISK FACTORS

WT BOND PORTFOLIO:

                  An investment in WT Bond Portfolio is subject to specific risks arising from the types of securities in which its master fund invests and general risks arising from investing in any mutual fund. The specific risks associated with investing in WT Bond Portfolio include:

                  DEBT SECURITIES RISK. WT Bond Portfolio's investments in debt securities generally are subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of debt securities generally will be affected by changes in interest rates. An increase in interest rates typically causes a decline in the market values of debt securities, whereas a decrease in interest rates will tend to increase their market values. Debt securities with longer maturities are more sensitive to interest rate movements.

                  RISK OF LOWER RATED BONDS. WT Bond Portfolio may invest in issues rated by an NRSRO in the lowest category of bonds rated investment grade. These include issues which may have some speculative characteristics.

                  DELAYED DELIVERY OR WHEN-ISSUED SECURITIES. WT Bond Portfolio may invest in when-issued or delayed delivery securities, that is, with settlement taking place up to 90 days in the future. The payment obligation and the interest rate received on the securities generally are fixed at the time the Fund enters into the commitment. Between the date of purchase and the settlement date, the market value of the securities may vary, and no interest is payable to the Fund prior to settlement.

                  REPURCHASE AGREEMENTS. WT Bond Portfolio may invest money, for as short a time as overnight, using repurchase agreements ("repos"). With a repo, the Fund buys a debt instrument, agreeing simultaneously to sell it back to the prior owner at an agreed-upon price and date. The Fund could incur costs or delays in seeking to sell the security if the prior owner defaults on its repurchase obligation. To reduce that risk, the securities that are the subject of the repurchase agreement will be maintained with the Fund's custodian in an amount at least equal to the repurchase price under the agreement (including accrued interest). These agreements are entered into only with member banks of the Federal Reserve System, registered brokers and dealers, and registered U.S. government securities dealers that are deemed creditworthy under standards set by the Fund's Board.

                  ASSET BACKED SECURITIES. The asset-backed securities in which WT Bond Portfolio may invest carry a risk that they may be paid off and the proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

                  MASTER/FEEDER RISK . There are certain potential risks related to WT Bond Portfolio's master/feeder structure to which Short/Intermediate Portfolio is not subject. For example, large-scale redemptions by other investors of their interests in WT Bond Series could have adverse effects on WT Bond Portfolio, such as requiring the liquidation of a significant portion of the master fund's holdings at a time when it could be disadvantageous to do so. Moreover, the complexity of the master/feeder structure could result in accounting or other operational difficulties. Or, other shareholders of WT Bond Series may have a greater ownership interest in the master fund than WT Bond Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

                  In the event that WT Bond Portfolio is required to redeem its interests in WT Bond Series for any reason (for instance, because its shareholders did not approve changes in the WT Bond Portfolio's investment policies parallel to changes approved for the master fund by a majority of its interest holders), WT Bond Portfolio's Board of Trustees might attempt to find an appropriate substitute investment vehicle in which to invest WT Bond Portfolio's assets. The Board's inability to find a suitable substitute investment vehicle could have a significant effect on the WT Bond Portfolio's shareholders.

                  WT Bond Portfolio may cease investing in WT Bond Series only if its Board of Trustees were to determine that such action is in the best interests of the Portfolio and its shareholders. In that event, the Board of Trustees would consider alternative arrangements, including investing all of WT Bond Portfolio's assets in another investment company with substantially the same investment objective, policies and restrictions as the Portfolio.

                  TURNOVER RATE. WT Bond Series' investment portfolio is actively traded. There are no fixed limitations regarding portfolio turnover; securities may be sold without regard to the time they have been held when investment considerations warrant such action. The Series' portfolio turnover rate may be higher than that of many other mutual funds, sometimes exceeding 200%. This turnover may result in acceleration of capital gains, which are taxable when distributed to shareholders.

                  YEAR 2000 READINESS RISK. Like other organizations around the world, WT Bond Portfolio could be adversely affected if the computer systems used by its various service providers (or the market in general) do not properly operate after January 1, 2000. The Portfolio is taking steps to address the Year 2000 issue with respect to the computer systems that it relies on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Portfolio.

                  Additionally, if a company in which WT Bond Series is invested is adversely affected by Year 2000 problems, it is likely that the price of that company's securities will also be adversely affected. A decrease in one or more or the Series' holdings may have a similar impact on the price of the Series' shares. WTC will rely on public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. present a greater Year 2000 readiness risk because they may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. WTC is not able to audit any company and its major suppliers to verify their Year 2000 readiness.

SHORT/INTERMEDIATE PORTFOLIO
----------------------------

                  As previously discussed, the investment objectives and policies of WT Bond Portfolio after the Reorganization will be substantially identical to the current objective and policies of Short/Intermediate Portfolio. Short/Intermediate Portfolio is presently subject to all of the risks discussed above for WT Bond Portfolio, except for master/feeder risk.

                  FOREIGN SECURITIES. Short/Intermediate Bond Portfolio may invest up to 10% of its assets in foreign securities. In order to conform the Funds' investment policies, the Boards of WT Trust and WT Mutual Funds' have approved a policy permitting the investment of up to 10% of the WT Bond Portfolio and WT Bond Series' assets in foreign securities that will become effective on November 1, 1999. Investments in foreign securities are influenced not only by the returns on the foreign investments themselves, but also by currency fluctuations. In addition, there is generally less publicly available information, reports and ratings about foreign companies and other foreign issuers than that which is available about companies and issuers in the United States. Foreign issuers are also generally subject to fewer uniform accounting, auditing and financial reporting standards, practices and requirements as compared to those applicable to U.S. issuers. WT Bond Series' adviser normally will purchase foreign securities in over-the-counter markets or on foreign exchanges, which are generally not as developed or efficient as those in the United States and are subject to less government supervision and regulation. Moreover, with respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Investments in American Depository Receipts ("ADRs") are subject to some of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

                  See the discussions of investment policies and risk factors in the Prospectuses of WT Bond Portfolio and Short/Intermediate Portfolio for a more complete description of investment risks.

PURCHASES, REDEMPTIONS AND EXCHANGES OF SHARES

                  Following the Reorganization, as a WT Bond Portfolio shareholder, you will enjoy the same transaction and shareholder servicing arrangements as you currently have as a Short/Intermediate Portfolio shareholder. In addition you will have a greater number of funds in the WT Mutual Fund group in which you can invest, including by exchange of your shares.

                  PURCHASES. Shares of Short/Intermediate Portfolio and, after the Closing Date, WT Bond Portfolio may be purchased by wire, telephone or mail purchase. The shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day"), as of the close of regular trading, but may also be computed at other times. For a more complete discussion of share purchases, see "Purchase of Shares" in Short/Intermediate Portfolio's Prospectus.

                  REDEMPTIONS. Shares of Short/Intermediate Portfolio and WT Bond Fund may be redeemed by telephone, by mail, by exchange or by payment to a third party. Such redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payments of redemption proceeds will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "Redemption of Shares" in Short/Intermediate Portfolio's Prospectus.

                  Short/Intermediate Portfolio shares will no longer be available for purchase beginning on the next Business Day following the Closing Date. Redemptions of Short/Intermediate Portfolio's shares may be effected until the Closing Date.

                  EXCHANGES. Shares of each Fund are exchangeable for shares of other funds in the same fund family, on the basis of their respective NAVs at the time of the exchange. After the Reorganization, shares of WT Bond Portfolio will be exchangeable for shares of a wide variety of funds in the newly restructured Wilmington fund family. For a more complete discussion of the Funds' exchange policies, see "How to Buy Shares" in either Fund's Prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS

                  Each Fund earns investment income in the form of interest and dividends on investments. Dividends paid by each Fund are based solely on its investment income. Each Fund's policy is to distribute substantially all of its investment income, less expenses, to shareholders. Short/Intermediate Portfolio declares dividends from net investment income daily and dividends are paid monthly at the discretion of the Board. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the ex-dividend date unless otherwise requested. WT Bond Portfolio currently declares and pays dividends from net investment income monthly. Effective November 1, 1999, WT Bond Portfolio will declare dividends from net investment income daily and pay dividends monthly. Therefore, there should be no change in your fund's dividend policies resulting from the Reorganization.

                  Each Fund also realizes capital gains and losses when it sells securities or derivatives for more or less than it paid. If total gains on these sales exceed total losses (including losses carried forward from previous years), a Fund has capital gain net income. Net realized capital gains, if any, together with net gains realized on certain foreign currency transactions, if any, are distributed to shareholders at least annually, usually in December. Capital gains distributions are automatically reinvested in shares of the respective Fund at the NAV on the ex-dividend date unless otherwise requested. Dividends and other distributions are paid to holders of shares on the record date of distribution regardless of how long a Fund's shares have been held by the shareholder.

                  On or before the Closing Date, Short/Intermediate Portfolio will declare as a distribution substantially all of its net investment income and realized net capital gain, if any, and distribute that amount plus any previously declared but unpaid dividends, in order to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

                  Short/Intermediate Portfolio will receive an opinion of its counsel, Pepper Hamilton LLP, to the effect that the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund will recognize any gain or loss as a result of the Reorganization. See "Federal Income Tax Considerations," below. To the extent Short/Intermediate Portfolio sells securities prior to the Closing Date, there may be net recognized gains or losses to the Fund. Any net recognized gains would increase the amount of any distribution made to shareholders of Short/Intermediate Portfolio prior to the Closing Date.

THE REORGANIZATION TRANSACTION

                  The terms and conditions under which the proposed transaction will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, which is attached as Appendix B to this Proxy Statement.

                  The Reorganization Plan provides for (a) the acquisition by WT Bond Portfolio on the Closing Date of all of the assets of Short/Intermediate Portfolio solely in exchange for Institutional class shares of equal value of WT Bond Portfolio and (b) the distribution of those WT Bond Portfolio shares to the shareholders of Short/Intermediate Portfolio. The assets of Short/Intermediate Portfolio to be acquired by WT Bond Portfolio include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Short/Intermediate Portfolio's books and all other property owned by Short/Intermediate Portfolio. Short/Intermediate Portfolio will use its best efforts to discharge all of its known debts, liabilities, obligations and duties before the Closing Date. WT Bond Portfolio will issue its shares to the account of Short/Intermediate Portfolio, which then will distribute those shares to the accounts of Short/Intermediate Portfolio's shareholders.

                  The value of Short/Intermediate Portfolio's assets to be acquired by WT Bond Portfolio and the NAV per share of the shares of WT Bond Portfolio to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date ("Valuation Time"), using the valuation procedures described in each Fund's then-current Prospectus and Statement of Additional Information. Short/Intermediate Portfolio's net value shall be the value of its assets to be acquired by WT Bond Portfolio, less the amount of Short/Intermediate Portfolio's liabilities, as of the Valuation Time.

                  On, or as soon as practicable after, the Closing Date, Short/Intermediate Portfolio will distribute the WT Short/Intermediate Portfolio shares it receives pro rata to its shareholders of record as of the effective time of the Reorganization, so that each shareholder will receive a number of full and fractional WT Bond Portfolio shares equal in aggregate value to the shareholder's holdings in Short/Intermediate Portfolio. Short/Intermediate Portfolio will be terminated as soon as practicable thereafter. The shares will be distributed by opening accounts on the books of WT Bond Portfolio in the names of Short/Intermediate Portfolio shareholders and by transferring to those accounts the shares previously credited to the account of Short/Intermediate Portfolio on those books. Fractional shares in WT Bond Portfolio will be rounded to the third decimal place.

                  Because WT Bond Portfolio shares will be issued at NAV in exchange for the net assets of Short/Intermediate Portfolio, the aggregate value of WT Bond Portfolio shares issued to Short/Intermediate Portfolio shareholders will equal the aggregate value of Short/Intermediate Bond shares. The NAV per share of WT Bond Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

                  Any transfer taxes payable upon issuance of WT Bond Portfolio shares in a name other than that of the registered Short/Intermediate Portfolio shareholder will be paid by the person to whom those shares are to be issued as a condition of such transfer. Any reporting responsibility of Short/Intermediate Portfolio to a public authority will continue to be its responsibility until it is dissolved.

                  The costs of the Reorganization, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be allocated equally between WT Bond Portfolio and Short/Intermediate Portfolio. However, since WTC currently maintains an expense cap for each Fund, it is anticipated that WTC will ultimately bear the costs of the Reorganization.

                  Consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which may be waived by either Fund. In addition, the Reorganization Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of Short/Intermediate Portfolio's shareholders.

OBJECTIVES OF THE REORGANIZATION

                  The Reorganization has been proposed by the Board of Trustees of Short/Intermediate Portfolio for the following reasons:

(BULLET) The Reorganization is part of WTC's initiative to create a comprehensive family of mutual funds that will offer a wide variety of investment styles. WTC and its affiliates are seeking to unify and streamline the operations of a number of mutual funds which they advise and to create an efficient fund distribution system. The Reorganization offers you the opportunity to become part of a larger and more diverse family of mutual funds, and you will be able to exchange your shares among many of these different funds.


(BULLET) By combining the Funds, the assets of the surviving fund would increase, which will lead to certain operating efficiencies. Funds with more assets tend to enjoy economies of scale not available to funds with less assets. Additionally, the master/feeder structure provides an opportunity for management to attract other institutional investors as feeder funds and to access additional distribution channels to reach other investors who may not otherwise have invested in Short/Intermediate Portfolio. This may lead to reductions in your fund's total operating expenses.

(BULLET) Lower fund operating costs may lead to stronger performance, since total return to a fund's shareholders is net of fund expenses.

TRUSTEES OF WT MUTUAL FUND

                  Under Delaware law, the Board of Trustees of WT Mutual Fund is responsible for establishing fund policies and for overseeing the management of the fund. The Board also elects the officers who conduct the daily business of WT Mutual Fund. The current Trustees and officers of WT Mutual Fund are set forth below. Mr. Quindlen, a trustee of The Rodney Square Strategic Fixed-Income Fund, was appointed to WT Mutual Fund's Board at a meeting held on August 12, 1999, to replace Lawrence B. Thomas whose resignation was accepted on that date. WT Mutual Fund will be holding a shareholder meeting in October 1999 to vote on the proposed election of five nominees to the Board of Trustees. It is anticipated that as of the Closing Date, the Board of Trustees will consist of the following 8 individuals, six of whom shall be independent Trustees: Eric Brucker, John J. Quindlen, Louis Klein Jr., Clement C. Moore, II, William P. Richards, Robert H. Arnold, Nicholas A. Giordano and Robert J. Christian.

                  The current Trustees and executive officers of WT Mutual Fund are as follows:

                                                                          PRINCIPAL
                                                                         OCCUPATION            SHARES OWNED
                                                    POSITION                 OR                BENEFICIALLY
        NAME AND AGE           POSITION               SINCE              EMPLOYMENT           AUGUST 24 , 1999
        ------------           --------               -----              ----------           ----------------

Robert H. Arnold               Trustee                1997       Since 1989, Co-Manager of
55 years old                                                     R.H. Arnold & Co., Inc.,
                                                                 an investment banking
                                                                 company
John J. Quindlen               Trustee                1999       Retired.  Senior Vice
67 years old                                                     President-Finance of E.I.
                                                                 du Pont de Nemours and
                                                                 Company, Inc. (diversified
                                                                 chemicals) from 1984 to
                                                                 November 1993.  Chief
                                                                 Financial Officer of E.I.
                                                                 du Pont de nemours and
                                                                 Company, inc. from 1984 to
                                                                 June 1993.  Presently, a
                                                                 director of St. Joe Paper
                                                                 Co., Trustee of Kalmar
                                                                 Pooled Investment Trust
                                                                 and the Trustee of the
                                                                 funds in the Rodney Square
                                                                 Group.
Nicholas A. Giordano           Trustee                1998       Financial Services
56 years old                                                     Consultant 1997 to the
                                                                 present;  Interim
                                                                 President of Lasalle
                                                                 University from July 1,
                                                                 1998 to June 30, 1999;
                                                                 President and Chief
                                                                 Executive Officer of the
                                                                 Philadelphia Stock
                                                                 Exchange from 1981 through
                                                                 August 1997

                                                                              22

*Robert J. Christian           Trustee and            1998       Chief Investment Officer
50 years old                   President                         of Wilmington Trust and
                                                                 Director of Rodney Square
                                                                 Management Corporation
                                                                 since February 1996.
                                                                 Chairman and Director of
                                                                 PNC Equity Advisors
                                                                 Company and President and
                                                                 Chief Investment Officer
                                                                 of PNC Asset Management
                                                                 Group, Inc.from 1994-1996;
                                                                 Chief Investment Officer
                                                                 of PNC Bank from 1992-
                                                                 1996.
*Eric K. Cheung                Vice President         1998       Since 1991, Division
43 years old                                                     Manager for all fixed
                                                                 income products at
                                                                 Wilmington Trust Company.
*Pat Colletti                  Treasurer              1999       Vice President and
41 years old                                                     Director of Investment
                                                                 Accounting and
                                                                 Administration of PFPC
                                                                 Inc. Since April 1999.
                                                                 Controller for the
                                                                 Reserve Funds from 1986 to
                                                                 1999.

*Gary M. Gardner               Secretary              1999       Senior Vice President of
48 years old                                                     PFPC Inc. Since January
                                                                 1994.

*  Interested Person of the Fund as Defined in Section 2(a)(19) of the 1940 Act.

The following persons have been nominated for election to the Board of Trustees of WT Mutual Fund:

                                                                                             SHARES OWNED
                                                                                             BENEFICIALLY
       NAME AND AGE                   PRINCIPAL OCCUPATION FOR PAST 5 YEARS                 AUGUST 24, 1999
       ------------                   -------------------------------------                ---------------

Eric Brucker                 Dean of the College of Business, Public Policy and
58 years old                 Health at the University of Maine since September
                             1998. Dean of the School of Management at the
                             University of Michigan from June 1992 to September
                             1998. Professor of Economics, Trenton State College
                             from September 1989 to June 1992. Vice President
                             for Academic Affairs, Trenton State College from
                             September 1989 to June 1991. Dean of College of
                             Business and Economics and Chairman of various
                             committees at the University of Delaware from 1976
                             to September 1989. Trustee of the Funds in the
                             Rodney Square Group of Funds.
John J. Quindlen             See above description.
67 years old
Louis Klein Jr.              Self employed financial consultant from 1991 to the
63 years old                 present.  has held the positions of Trustee, Manville
                             Personal Injury Settlement Trust; Director, Riverwood
                             International Corporation; and Director, Manville
                             Corporation since 1991.  Trustee of the CRM Funds.
Clement C. Moore, II         Managing Partner, Mariemont Holdings, LLC, a
                             commercial real estate holding and development
                             company from 1980 to present. Trustee of the CRM
                             Funds.
William P. Richards*         Managing Director - Client Service and Portfolio
                             Communication, Roxbury Capital Management since 1998.
                             Formerly Senior Vice President and Partner, Van
                             Deventer & Hoch, an investment management firm.

* Interested Person of the Fund as defined in Section 2(A)(19) OF the 1940 Act.

                  The following chart provides certain information for the fiscal year ended June 30, 1999 about the fees paid by WT Mutual Fund and WT Trust to the Trustees:

                                                    COMPENSATION TABLE
-----------------------------------------------------------------------------------------------------------------
           (1)              (2)                    (3)                   (4)                    (5)
                                                                                               TOTAL
                                               PENSION OR                                  COMPENSATION
                         AGGREGATE             RETIREMENT                                 FROM WT MUTUAL
                         OMPENSATION        BENEFITS ACCRUED       ESTIMATED ANNUAL      FUND AND WT TRUST
         NAME OF          FROM WT            AS PART OF FUND        BENEFITS UPON             PAID TO
    PERSON & POSITION   MUTUAL FUND             EXPENSES              RETIREMENT              TRUSTEE
    -----------------   ------------        ----------------       ----------------      -----------------
Robert H. Arnold           $____                    0                     0                    $____
     Trustee
Lawrence B. Thomas         $____                    0                     0                    $____
     Trustee
Nicholas A. Giordano       $____                    0                     0                    $____
     Trustee
Robert J. Christian          0                      0                     0                      0
     President and
     Trustee

DESCRIPTION OF SECURITIES TO BE ISSUED

                  WT Mutual Fund is registered with the SEC as an open-end management investment company. Shares of WT Bond Portfolio entitle their holders to one vote per full share and fractional votes for fractional shares held. Effective November 1, 1999, WT Bond Portfolio will issue Investor class shares and Institutional class shares. The difference between these two share classes is that Investor Shares will be subject to Rule 12b-1 fees which compensate the Portfolio's distributor for distribution and shareholder servicing activities. Institutional shares will not be subject to Rule 12b-1 fees and are restricted to certain investors. According to the Reorganization Plan, Short/Intermediate Portfolio would receive Institutional shares of WT Bond Portfolio on the Closing Date; therefore, its shareholders would become Institutional class shareholders. Such shareholders would not pay Rule 12b-1 fees and would be able to purchase or redeem Institutional class shares without a sales charge.

                  Both WT Mutual Fund and WT Investment Trust I are business trusts established under the Delaware Business Trust Act. The Rodney Square Strategic Fixed-Income Fund is a business trust formed under the Massachusetts statute governing business trusts. The Delaware Act provides a more comprehensive statutory framework for the governance of business trusts than the Massachusetts statute.

                  Trusts formed under either statute can issue multiple classes or series of shares and have an unlimited number of authorized shares. Both forms of business trust permit such matters as election or removal of Trustees, shareholder voting rights, shareholder meetings and quorum requirements to be governed by a trust agreement. Also, both Delaware and Massachusetts business trusts are permitted to grant broad powers to the Trustees, including the authority to amend the trust agreement without shareholder approval. Generally, the responsibilities, powers and fiduciary duties of trustees of Massachusetts business trusts and Delaware business trusts are substantially the same.

                  However, the Delaware Act, as opposed to the Massachusetts statute, expressly states that the debts, liabilities or obligations incurred by a particular series of a multiple series business trust registered under the 1940 Act are enforceable only against the assets of such series so long as certain minor conditions are met. This means that none of the other series (portfolios) in a multiple series mutual fund like WT Mutual Fund may be charged with the liabilities of another series (portfolio). Moreover, the Delaware Act expressly states that the shareholders of a business trust shall be entitled to the same limitation of personal liability extended to stockholders of corporations. Lastly, the Delaware Act provides that a trustee (when acting as such) shall not be personally liable to any person other than the business trust or a beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, unlike the Massachusetts statute.

                  Other than terms affected by the statutory differences between Massachusetts and Delaware business trusts described in the preceding paragraphs, the terms of the trust agreements of WT Mutual Fund and The Rodney Square Strategic Fixed-Income Fund are not materially different.

                  WT Bond Portfolio does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or WT Mutual Fund's trust agreement, or at their discretion.

                  Whenever WT Bond Portfolio, as a shareholder of its master fund, is requested to vote on any matter submitted to the shareholders of the master fund, the Portfolio will hold a meeting of its shareholders to consider such matters. WT Bond Portfolio will cast its votes in proportion to the votes received from its shareholders. Shares for which WT Bond Portfolio receives no voting instructions will be treated as having been voted in the same proportion as the votes received from WT Bond Portfolio shareholders.

FEDERAL INCOME TAX CONSIDERATIONS

                  The exchange of Short/Intermediate Portfolio's assets for WT Bond Portfolio shares is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. Consummation of the Reorganization is subject to the receipt of a tax opinion from counsel to WT Mutual Fund and The Rodney Square Strategic Fixed-Income Fund, substantially to the effect that on the basis of then current law and certain representations and assumptions, for federal income tax purposes:

         (1) WT Bond Portfolio's acquisition of Short/Intermediate Portfolio's assets in exchange solely for WT Bond Portfolio shares, followed by Short/Intermediate Portfolio's distribution of those shares pro rata to its shareholders in exchange for their Short/Intermediate Portfolio shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) Short/Intermediate Portfolio will recognize no gain or loss on the transfer to WT Bond Portfolio of its assets in exchange solely for WT Bond Portfolio Institutional class shares or on the subsequent distribution of those shares to Short/Intermediate Portfolio's shareholders in constructive exchange for their Short/Intermediate Portfolio shares;

         (3) WT Bond Portfolio will recognize no gain or loss on its receipt of the transferred assets in exchange solely for WT Bond Portfolio Institutional class shares;

         (4) WT Bond Portfolio's tax basis for the transferred assets will be the same as the basis thereof in Short/Intermediate Portfolio's hands immediately before the Reorganization, and WT Bond Portfolio's holding period for those assets will include Short/Intermediate Portfolio's holding period therefor;

         (5) A Short/Intermediate Portfolio shareholder will recognize no gain or loss on the constructive exchange of all its Short/Intermediate Portfolio shares solely for WT Bond Portfolio shares pursuant to the Reorganization; and

         (6) A Short/Intermediate Portfolio shareholder's aggregate tax basis for the WT Bond Portfolio shares to be received by it in the Reorganization will be the same as the aggregate basis for its Short/Intermediate Portfolio shares to be constructively surrendered in exchange for those WT Bond Portfolio shares, and its holding period for those WT Bond Portfolio shares will include its holding period for those Short/Intermediate Portfolio shares, provided they are held as capital assets by the shareholder on the Closing Date.

                  The tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

                  Shareholders of Short/Intermediate Portfolio should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

                  The following table shows the capitalization of each Fund as of June 30, 1999, and on a pro forma combined basis (unaudited) as of June 30, 1999, giving effect to the Reorganization:

                               WT Bond Portfolio            Short/Intermediate            Combined Portfolio
                                                                 Portfolio                    Pro Forma #1
                              ---------------------      --------------------------      -------------------
Net Assets                        $64,887,353                   $89,382,500                  $154,269,853
Net Asset Value Per Share            $9.85                        $12.85                         $9.85
Shares Outstanding                 6,587,413                     6,955,099                    15,661,778

--------------------------

     1 Full pro forma financial statements are included in the Statement of Additional Information to this Proxy Statement.


BOARD CONSIDERATION OF THE REORGANIZATION

                  At a meeting held on May 13, 1999, the Board, including a majority of the Independent Trustees, determined that the Reorganization is in the best interests of Short/Intermediate Portfolio, that the terms of the Reorganization are fair and reasonable and that the interests of the Portfolio's shareholders will not be diluted as a result of the Reorganization.

                  In approving the Reorganization, the Board, including a majority of the Independent Trustees, considered a number of factors, including the following:

                  (1) the similarity of the Funds' investment objectives, strategies, risks and restrictions;

                  (2) that the maximum total operating expenses of WT Bond Portfolio, after waivers and reimbursements by WTC, will not exceed the current maximum total operating expenses of Short/Intermediate Portfolio taking into account WTC's waivers and reimbursements;

                  (3) the costs to be incurred by each Fund as a result of the Reorganization;

                  (4)      the anticipated tax-free nature of the
                           Reorganization; and

                  (5) the potential benefits of the Reorganization to shareholders, as described above under "Objectives of the Reorganization."


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.


                                  OTHER MATTERS

                  The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

                                SERVICE PROVIDERS

                  WTC serves as investment adviser to both Short/Intermediate Portfolio and WT Bond Series. WTC, located at 1100 North Market Street, Wilmington, Delaware 19890, is a wholly owned subsidiary of Wilmington Trust Corporation. WTC is engaged in a variety of investment advisory activities including the management of collective investment pools and has nearly a century of experience managing the personal investments of high net-worth individuals. WTC presently manages over $7 billion in fixed income assets and $_____________ in equity assets for clients.

                  WTC is a state-chartered bank organized as a Delaware corporation in 1903. WTC is wholly-owned by Wilmington Trust Corporation, a publicly-held bank holding company. Ted T. Cecala is the principal executive officer of Wilmington Trust. The name and principal occupation of each director of WTC as of September 1, 1999 were as follows:

NAME OF DIRECTOR                                       OCCUPATION

Ted T. Cecala                             Chief Executive Officer and Chairman
                                          of the Board of Wilmington Trust
Andrew B. Kirkpatrick                     Counsel to the law firm of Morris,
                                          Nichols, Arsht and Tunnell
David P. Roselle                          President of the University of
                                          Delaware
Mary Jornlin-Theisen                      Civic leader
Charles S. Crompton, Jr.                  Partner of the law firm of Potter,
                                          Anderson & Corroon
Edward B. du Pont                         Private investor
Stacey J. Mobley                          Senior Vice President, external
                                          affairs, E.I. Du Pont de Nemours and
                                          Company
Carolyn S. Burger                         Principal of CB Associates, Inc., a
                                          consulting firm
Robert V. A. Harra, Jr.                   President, Chief Operating Officer and
                                          Treasurer of Wilmington Trust
Leonard W. Quill                          Retired
Richard R. Collins                        Chairman of Collins, Inc., a
                                          consulting firm
Hugh E. Miller                            Retired
Thomas P. Sweeney                         Partner in the law firm of Richards,
                                          Layton & Finger, P.A.

H. Stewart Dunn, Jr.                      Partner in the law firm of Ivins,
                                          Phillips & Barker
R. Keith Elliot                           Chairman of the Board and Chief
                                          Executive Officer of Hercules
                                          Incorporated
Walter D. Mertz                           Retired Senior Vice President of
                                          Wilmington Trust Corporation and
                                          Wilmington Trust Company; Associate
                                          Director
G. Burton Pearson                         Retired Senior Vice President of
                                          Wilmington Trust Corporation and
                                          Wilmington Trust Company; Associate
                                          Director
Rex L. Mears                              President of Ray S. Mears and Sons,
                                          Inc.
Robert W. Tunnell, Jr.                    Managing Partner of Tunnell Companies,
                                          L.P.
H. Rodney Sharp, III                      Retired

                  The address of each of the foregoing directors is 1100 North Market Street, Wilmington, Delaware 19890.

                  Pursuant to separate Administrative Services Agreements between PFPC Inc. and WT Mutual Fund and between PFPC and The Rodney Square Strategic Fixed-Income Fund, PFPC provides administrative services to both Funds, including accounting and recordkeeping services and functions. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

                  Shares of both Funds are distributed by Provident Distributors, Inc., located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.


                                  MISCELLANEOUS

AVAILABLE INFORMATION. Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. These reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the Midwest Regional office of the SEC, Northwest Atrium Center, 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC, Seven World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459 at prescribed rates.

LEGAL MATTERS Certain legal matters in connection with the issuance of WT Bond Portfolio shares as part of the Reorganization will be passed upon by WT Mutual Fund's counsel, Pepper Hamilton LLP.

EXPERTS The audited financial statements of WT Bond Portfolio and Short/Intermediate Portfolio for the fiscal year ended June 30, 1999, incorporated herein by reference and incorporated by reference in their respective Statements of Additional Information, have been audited by Ernst & Young LLP, auditors for the Funds. The financial statements have been incorporated herein by reference in reliance on their reports given upon their authority as experts in auditing and accounting matters.

The annual financial statements of WT Bond Portfolio for the fiscal periods ended June 30, 1998, 1997, 1996 and 1995 were audited by PricewaterhouseCoopers LLC, the Portfolio's previous independent accountants.



                                   APPENDIX A

                             PRINCIPAL SHAREHOLDERS


                  The following table sets forth the ownership of each Fund's outstanding equity securities as of August 24, 1999 by each owner of 5% or more of a Fund's outstanding equity securities.


                           AMOUNT &
                           NATURE OF
                           OWNERSHIP        NAME AND ADDRESS  PERCENTAGE

Short/Intermediate
Portfolio



WT Bond Portfolio

                                   APPENDIX B


                      AGREEMENT AND PLAN OF REORGANIZATION

                  THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the __ day of September, 1999, by and among (i) The Rodney Square Strategic Fixed Income Fund, a Massachusetts business trust ("RSFI"), on behalf of its Short/Intermediate Bond Portfolio (the "Acquired Fund"), (ii) WT Investment Trust I, a Delaware business trust ("WT Trust"), on behalf of its WT Short/Intermediate Bond Series (the "WT Master Series") and (iii) WT Mutual Fund, a Delaware business trust, on behalf of its series of shares, WT Short/Intermediate Bond Portfolio (the "WT Feeder Portfolio").

                  This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), pursuant to which the Acquired Fund will be combined with the WT Feeder Portfolio (the "Reorganization"). The Reorganization will consist of (i) the transfer of substantially all of the assets of the Acquired Fund to the WT Feeder Portfolio solely in exchange for shares of beneficial interest of the WT Feeder Portfolio, (ii) the distribution of such Institutional class shares of WT Feeder Portfolio to the holders of shares of the Acquired Fund in liquidation of the Acquired Fund and (iii) the transfer by the WT Feeder Portfolio of the assets referenced in clause (i) above to WT Master Series solely in exchange for shares of beneficial interest of WT Master Series, on the terms and conditions hereinafter set forth. For convenience, the Institutional class shares of WT Feeder Portfolio to be issued in exchange for the assets of the Acquired Fund are referred to hereinafter as the "WT Feeder Shares," and the shares of WT Master Series to be issued in exchange for the shares of WT Feeder Portfolio are referred to hereinafter as the "WT Master Shares."

                  In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF THE ACQUIRED FUND'S ASSETS AND LIQUIDATION OF THE ACQUIRED FUND.
2.
2.1. On the closing date for the Reorganization (the "Closing Date"), the Acquired Fund shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section 8.2 hereof (the "Statement of Assets and Liabilities"), to WT Feeder Portfolio free and clear of all liens, encumbrances, and claims, except for (i) any unamortized or deferred fees or expenses, prepaid expenses or goodwill shown as assets on the Acquired Fund's books, and (ii) cash or bank deposits in an amount necessary: (A) to discharge all of the unpaid liabilities reflected on its books and records at the Closing Date, including any amounts due to holders of shares of the Acquired Fund for unpaid dividends or otherwise; and (B) to pay such contingent liabilities, if any, as the Board of Trustees of the Acquired Fund shall reasonably deem to exist against the Acquired Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered by the Acquired Fund to WT Feeder Portfolio upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Acquired Fund. (The property and assets to be transferred by the Acquired Fund to WT Feeder Portfolio under this Agreement are referred to herein as the "Acquired Fund Net Assets"). In exchange for the transfer of the Acquired Fund Net Assets, WT Feeder Portfolio shall deliver to the Acquired Fund on the Closing Date WT Feeder Shares having an aggregate net asset value equal to the value of the Acquired Fund Net Assets, all determined as provided in Section 3 of this Agreement and as of the date and time specified therein. Such transactions shall take place on the Closing Date at the time of the closing provided for in Section 4.1 of this Agreement (the "Closing Time"). WT Feeder Portfolio shall not assume any liability of the Acquired Fund and the Acquired Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash and bank deposits described above. After the Closing Date, as defined in Section
4.1 hereof, recourse for the liabilities and expenses of the Acquired Fund shall be limited to the cash or bank deposits retained to satisfy such liabilities, costs and expenses, as provided for above in this Section 1.1.

1.1. On the Closing Date, the Acquired Fund shall liquidate and distribute pro rata to its shareholders of record at the close of business on the Valuation Date (as defined in Section 3.1 below) (the "Acquired Fund Shareholders") the WT Feeder Shares received by the Acquired Fund pursuant to Section 1.1 hereof. Such liquidation and distribution shall be accomplished by PFPC Inc. ("PFPC"), in its capacity as transfer agent for WT Feeder Portfolio, by opening accounts on the share records of WT Feeder Portfolio in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of the WT Feeder Shares due each such Acquired Fund Shareholder from the WT Feeder

Shares then credited to the account of the Acquired Fund on the WT Feeder Portfolio's books and records. WT Feeder Portfolio shall not issue certificates representing WT Feeder Shares in connection with such distribution. In addition, each Acquired Fund Shareholder shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date, but unpaid at that time, with respect to the shares of beneficial interest in the Acquired Fund (the "Acquired Fund Shares") that are held by such Acquired Fund Shareholders on the Closing Date.
1.2.
1.3. Any transfer taxes payable upon issuance of WT Feeder Shares in a name other than that of an Acquired Fund Shareholder on the books of the Acquired Fund shall, as a condition of such issuance and transfer, be paid by the person to whom such WT Feeder Shares are to be issued and transferred.
1.4.
1.5. As soon as practicable following the Closing Date, the Acquired Fund shall take all steps necessary to terminate its existence, including (a) the payment or other satisfaction of the Acquired Fund's remaining outstanding liabilities, costs and expenses, from the cash and bank deposits retained for that purpose pursuant to Section 1.1 hereof and (b) the dissolution of the Acquired Fund as a series of RSFI.
2. TRANSFER OF ACQUIRED FUND NET ASSETS FROM FEEDER PORTFOLIO TO MASTER SERIES
3.
3.1. As soon as practicable following the asset transfer pursuant to Section 1.1 hereof, WT Feeder Portfolio will assign, deliver and otherwise transfer all of the Acquired Fund Net Assets to WT Master Series in exchange for WT Master Shares having an aggregate net asset value equal to the value of the Acquired Fund Net Assets, determined as provided in Section 3 of this Agreement and as of the date and time specified therein. The WT Feeder Portfolio operates in a master/feeder fund arrangement with WT Master Series which shall continue after the Closing Date. Under this arrangement, WT Feeder Portfolio, as a feeder fund, invests substantially all of its assets in shares issued by WT Master Series, the master fund, which conducts portfolio investment operations.

1. VALUATION

2.
2.1. The net asset values of the WT Master Shares and the WT Feeder Shares and the value of the Acquired Fund Net Assets shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately preceding the Closing Date (the "Valuation Date") unless on such date (a) the NYSE is not open for unrestricted trading, or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs which affects or may affect the Acquired Fund, WT Feeder Portfolio or WT Master Series (all such events described in (a), (b) and (c) are each referred to as a "Market Disruption"). The net asset value per share of the WT Feeder Portfolio and WT Master Series shall be computed in accordance with the policies and procedures set forth in the then current Prospectus and Statement of Additional Information of WT Mutual Fund and WT Trust, respectively, and shall be computed to not fewer than two (2) decimal places. The value of the Acquired Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then current Prospectus and Statement of Additional Information of RSFI.

1.1. In the event of a Market Disruption on the proposed Valuation Date so that accurate appraisal of the net asset value of the WT Master Shares and WT Feeder Shares or the value of the Acquired Fund Net Assets is impracticable, the Closing Date shall be postponed until the first business day following the first business day during which regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other effects of the Market Disruption are otherwise stabilized.
1.2.
1.3. The number of WT Feeder Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund Net Assets pursuant to Section 1.1 and the number of WT Master Shares to be issued pursuant to Section 2.1 each shall be determined by dividing the value of the Acquired Fund Net Assets by the respective net asset values per share of WT Mutual Fund and WT Trust, both as determined in accordance with Section 3.1 hereof.
1.4.
1.5. Computations of the net asset value of the WT Master Shares and WT Feeder Shares and the value of the Acquired Fund Net Assets shall be made by agreement of RSFI Trust and WT Mutual Fund. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

1. CLOSING AND CLOSING DATE
2.
2.1. The Closing Date shall be as of the close of business on October 29, 1999 or such earlier or later date as the parties may agree. The Closing Time shall be at 8:00 A.M., Eastern time. The Closing shall be held at the offices of _____________located at _____________________________, or at such other time and/or place as the parties may agree. For purposes of this Agreement, the term "Closing" shall mean the transfer of the Acquired Fund Net Assets against the delivery of WT Feeder Shares as described in Sections 1.1.

1.1. At least five (5) business days prior to the Closing Date, the Acquired Fund shall provide WT Feeder Portfolio with a list of its assets, including all of its portfolio securities, and a list of its outstanding liabilities, costs and expenses. No later than five (5) business days prior to the Closing Date, the custodian of the WT Feeder Portfolio shall be given access to any portfolio securities of the Acquired Fund not held in book entry form for the purpose of examination. Such portfolio securities (together with any cash or other assets) shall be delivered by the Acquired Fund to such custodian for the account of the WT Feeder Portfolio on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, (the "1940 Act"), and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. The cash delivered shall be in any form as is reasonably directed by WT Feeder Portfolio or its custodian. Portfolio securities held of record by the Acquired Fund in book entry form shall be transferred to the WT Feeder Portfolio by an appropriate officer of RSFI instructing its custodian to deliver such portfolio securities to the custodian of WT Mutual Fund for the account of the WT Feeder Portfolio and by the custodian of RSFI executing such instructions through an appropriate clearing agency or as the parties may otherwise agree.
1.2.
1.3. If any of the Acquired Fund Net Assets, for any reason, are not transferred on the Closing Date, the Acquired Fund shall cause them to be transferred to the WT Feeder Portfolio in accordance with this Agreement at the earliest practicable date thereafter.
1.4.
1.5. PFPC, in its capacity as transfer agent for the Acquired Fund, shall deliver to WT Feeder Portfolio prior to the Closing Time a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and aggregate net asset value of outstanding Acquired Fund Shares, owned by each such Acquired Fund Shareholder, all as of the close of regular trading on the NYSE on the Valuation Date, certified by an appropriate officer of PFPC (the "Shareholder List"). WT Mutual Fund shall cause PFPC, in its capacity as transfer agent for the WT Feeder Portfolio, to issue and deliver to the Acquired Fund a confirmation evidencing the

WT Feeder Shares to be credited to the Acquired Fund and to each of the Acquired Fund Shareholders on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such WT Feeder Shares have been credited to the Acquired Fund and to each Acquired Fund Shareholder's account on the books of the WT Feeder Portfolio.
1.6.
1.7. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, certificates, receipts or other documents as the other party or its counsel may reasonably request.

1.  REPRESENTATIONS AND WARRANTIES OF RSFI AND THE ACQUIRED FUND
2.
3. RSFI, on behalf of the Acquired Fund, represents and warrants to WT Mutual Fund and WT Trust, as follows:
4.
4.1. RSFI is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval of the shareholders of the Acquired Fund, to perform its obligations under this Agreement and to consummate the transactions contemplated herein. RSFI is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. RSFI has all necessary federal, state and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

1.1. RSFI is a registered investment company classified as a management company of the open-end, diversified type and its registration with the Securities and Exchange Commission ("SEC") as an investment company under the 1940 Act is in full force and effect. The Acquired Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act of 1933, as amended (the "1933 Act") and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by the Acquired Fund to revoke or rescind any such registration or qualification. The Acquired Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and all applicable state securities laws. RSFI is in compliance in all material respects with the applicable investment policies and restrictions set forth in RSFI's registration statement currently in effect. The value of the net assets of the Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the Acquired Fund, and all purchases and redemptions of the Acquired Fund Shares have been effected at the net asset value per share calculated in such manner.
1.2.
1.3. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of RSFI's Board of Trustees and this Agreement constitutes a valid and binding obligation of RSFI (on behalf of the Acquired Fund), subject to the approval of shareholders of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.
1.4.
1.5. The execution and delivery of this Agreement by RSFI and performance by RSFI of its obligations hereunder (a) does not, and on the Closing Date will not, result in any violation of the Declaration of Trust or by-laws of RSFI and
(b) does not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any lien upon any property or assets of the Acquired Fund (except for such breaches or defaults or liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect as defined in Section 5.9 hereof) under, any indenture, mortgage or loan agreement or any other material agreement or instrument to which the Acquired Fund is a party or by which it may be bound or to which its properties may be subject or any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority (as defined in Section 5.4) having jurisdiction over the Acquired Fund or any of its properties. For purposes of this Agreement, the term "Governmental Authority" shall mean any United States or state government agency, department, board, commission (including the SEC), authority or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any other regulatory agency or authority (including the National Association of Securities Dealers, Inc., and the Commodities and Futures Trading Commission).
1.6.
1.7. The Acquired Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Acquired Fund has qualified as such for each taxable year since inception and that has ended prior to the Closing Date and will have satisfied the requirements of Section 851(b) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date and with respect to its final taxable year ending upon its liquidation. In order to (a) insure continued qualification of the Acquired Fund as a "regulated investment company" under the Code and (b) eliminate any tax liability of the Acquired Fund arising by reason of undistributed investment company taxable income or net taxable gain, the Acquired Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends that, together with all such previous dividends, shall have the effect of distributing (i) all of the investment company taxable income (determined without regard to any deductions for dividends paid) of the Acquired Fund for the period ending on the Closing Date and (ii) all of the net capital gains of the Acquired Fund realized in the period ending on the Closing Date. 1.8.
1.9. The financial statements of the Acquired Fund for the periods from its inception through the fiscal year ended June 30, 1999 (which were audited by its independent auditor), copies of which have been furnished to WT Mutual Fund and WT Trust, present fairly the financial position of the Acquired Fund as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).
1.10.
1.11. The Prospectus of RSFI, dated February 28, 1999, and the corresponding Statement of Additional Information, dated February 28,1999, do not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of RSFI or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to WT Mutual Fund and WT Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
1.12.
1.13. No material legal or administrative proceeding or investigation of or before any Governmental Authority is currently pending or, to the knowledge of RSFI, threatened as to RSFI or any of the Acquired Fund's properties or assets. RSFI knows of no facts which might form the basis for the institution of such proceedings. Neither RSFI nor the Acquired Fund is a party to or subject to the provisions of any order, decree, or judgment of any Governmental Authority which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
1.14.
1.15. RSFI has furnished or made available to WT Mutual Fund and WT Trust copies or descriptions of all agreements or other arrangements to which RSFI is a party and under which the Acquired Fund's assets are bound or affected. The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by RSFI in accordance with its terms at or prior to the Closing Date. The Acquired Fund is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party, by which its assets, business, or operations may be bound or affected, or under which it or its assets, business or operations receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of RSFI, there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default. For purposes of this Agreement, "Material Adverse Effect" means an effect that would cause a change in condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.
1.16.
1.17. RSFI does not know of any liabilities, costs or expenses of a material amount, contingent or otherwise, of the Acquired Fund other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business of the Acquired Fund since the dates of those financial statements. On the Closing Date, RSFI shall advise WT Mutual Fund, WT Trust and PFPC in writing of all of the Acquired Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.
1.18.
1.19. Since June 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.
1.20.
1.21. At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Fund's books for the payment thereof, and to the best of RSFI's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.
1.22.
1.23. At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Net Assets, and subject to approval by the Acquired Fund Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, WT Feeder Portfolio will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto; or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder. 1.24.

1.25. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by RSFI, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.
1.26.
1.27. The Combined Proxy Statement/Prospectus of the Acquired Fund and WT Feeder Portfolio, referred to in Section 7.7 hereof ("Proxy Statement/Prospectus), and any Prospectus or Statement of Additional Information of RSFI contained in or incorporated by reference into the Form N-14 Registration Statement referred to in Section 7.7 hereof, and any supplement or amendment to such documents, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Acquired Fund Shareholders to consider the Reorganization (the "Special Meeting"), and on the Closing Date, and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquired Fund or to the transactions contemplated by this Agreement and contain information furnished by RSFI for inclusion therein: (a) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state and federal securities laws and rules and regulations thereunder; and (b) will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
1.28.
1.29. The Acquired Fund is authorized to issue only one class of shares. All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List.
1.30.
(a) At the time of the Reorganization, the Acquired Fund will not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire the Acquired Fund Shares, except for the right of investors to acquire the Acquired Fund Shares at net asset value in the normal course of RSFI's business as an open-end management investment company operating under the 1940 Act.
(b)
(c) The Acquired Fund does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.
(d)
(e) RSFI and the Acquired Fund are not under the jurisdiction of a court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(f)

(g) There is no intercorporate indebtedness existing between the Acquired Fund and WT Feeder Portfolio that was issued, acquired, or will be settled at a discount.
(h)
(i) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.
(j) 1.31. The books and records of the Acquired Fund reflecting, among other things, the purchase and sale of the Acquired Fund Shares by the Acquired Fund Shareholders, the number of issued and outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

1. REPRESENTATIONS AND WARRANTIES OF WT MUTUAL FUND
2.
3. WT Mutual Fund, on behalf of WT Feeder Portfolio, represents and warrants to RSFI as follows:
4.
4.1. WT Mutual Fund is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets, to perform its obligations under this Agreement and to consummate the transactions contemplated herein. WT Mutual Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. On the Closing Date, WT Mutual Fund will have all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now contemplated and to consummate the transactions contemplated herein.

1.1. WT Mutual Fund is an investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Institutional class shares of WT Feeder Portfolio that will be offered for sale at the Closing and after the Closing Date shall, on the Closing Date, be duly registered under the 1933 Act and will be duly registered, qualified or be exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares will be offered for sale. WT Feeder Portfolio is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable securities laws. WT Feeder Portfolio is in compliance in all material respects with the investment policies and restrictions set forth in the WT Mutual Fund registration statement currently in effect. The value of the net assets of WT Feeder Portfolio will be determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of WT Feeder Portfolio, and all purchases and redemptions of WT Feeder Shares have been effected at the net asset value per share calculated in such manner.
1.2.
1.3. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of WT Mutual Fund's Board of Trustees and this Agreement constitutes a valid and binding obligation of WT Mutual Fund (on behalf of the WT Feeder Portfolio), enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.
1.4.
1.5. The execution and delivery of this Agreement by WT Mutual Fund and performance by WT Mutual Fund of its obligations hereunder (a) does not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of WT Mutual Fund and (b) does not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any lien upon any property or assets of WT Feeder Portfolio (except for such breaches or defaults or liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under, any indenture, mortgage or loan agreement or any other material agreement or instrument to which WT Feeder Portfolio is a party or by which it may be bound or to which any of its properties may be subject or any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over WT Feeder Portfolio or any of its properties.
1.6.
1.7. WT Feeder Portfolio has elected to be treated as a regulated investment company for federal income tax purposes under Subchapter M of the Code, has qualified as a regulated investment company for each taxable year since its inception and will qualify as a RIC as of the Closing Date.
1.8.
1.9. The financial statements of WT Feeder Portfolio for the periods from its inception through the fiscal year ended June 30, 1999 (which were audited by its independent auditor), copies of which have been furnished to the Acquired Fund, present fairly the financial position of WT Feeder Portfolio as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with GAAP consistently applied).
1.10.
1.11. No material legal or administrative proceeding, or investigation of or before any Governmental Authority is currently pending or, to its knowledge, threatened as to WT Mutual Fund or WT Feeder Portfolio's properties or assets. WT Mutual Fund knows of no facts which might form the basis for the institution of such proceedings. WT Mutual Fund is not a party to or subject to the provisions of any order, decree, or judgment of any Governmental Authority which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
1.12.
1.13. WT Mutual Fund has furnished or made available to RSFI copies or descriptions of all agreements or other arrangements to which WT Mutual Fund is a party and under which the assets of WT Feeder Portfolio are bound or affected. WT Feeder Portfolio is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party, by which its assets, business, or operations may be bound or affected, or under which it or its assets, business or operations receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of WT Mutual Fund, there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.
1.14.
1.15. WT Mutual Fund does not know of any liabilities, costs or expenses of a material amount, contingent or otherwise, of WT Feeder Portfolio other than those reflected in the financial statements referred to in Section 6.6 hereof and those incurred in the ordinary course of its business.
1.16.
1.17. Since June 30, 1999, there has not been any material adverse change in the WT Feeder Portfolio's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.
1.18.
1.19. At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of WT Feeder Portfolio required by law to have been filed or furnished by such dates shall have been filed or furnished, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the WT Feeder Portfolio's books for the payment thereof, and to the best of WT Mutual Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.
1.20.
1.21. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by WT Feeder Portfolio or WT Mutual Fund of the transactions contemplated by this Agreement, except for the registration of the WT Feeder Shares under the 1933 Act and the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.
1.22.

1.23. The Combined Proxy Statement/Prospectus referred to in Section 7.7 hereof and any Prospectus or Statement of Additional Information of WT Mutual Fund contained in or incorporated therein by reference, and any supplement or amendment to such documents, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting, and on the Closing Date, and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the WT Mutual Fund, the WT Feeder Portfolio or to the transactions contemplated by this Agreement and contain information furnished by WT Mutual Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable federal and state securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.
1.24.
1.25. The WT Feeder Shares to be issued and delivered to RSFI pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued Institutional class shares of beneficial interest of WT Feeder Portfolio, will be fully paid and nonassessable by WT Mutual Fund, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the WT Feeder Portfolio shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.
1.26.
1.27. Neither WT Mutual Fund or WT Feeder Portfolio are under the jurisdiction of a Court in a Title 11 or a similar case within the meaning of Section 368(a)(3)(A) of the Code.
1.28.
1.29. There is no intercorporate indebtedness existing between the Acquired Fund and WT Feeder Portfolio that was issued, acquired, or will be settled at a discount.
1.30.
1.31. WT Feeder Portfolio does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of the Acquired Fund.

1. COVENANTS OF WT FEEDER PORTFOLIO AND THE ACQUIRED FUND
2.
2.1. Except as expressly contemplated herein to the contrary, the Acquired Fund and WT Feeder Portfolio shall operate their business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include sales, redemptions, customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

1.1. After the effective date of the Form N-14 Registration Statement referred to in Section 7.7 hereof, and before the Closing Date and as a condition thereto, the Board of Trustees of RSFI shall call, and RSFI shall use its best efforts to hold, a Special Meeting of the shareholders of the Acquired Fund to consider and vote upon this Agreement and the transactions contemplated hereby and RSFI shall use its best efforts to obtain approval of the transactions contemplated herein.
1.2.
1.3. RSFI covenants that it shall not sell or otherwise dispose of any WT Feeder Shares to be received in the transactions contemplated herein, except in distribution to the Acquired Fund Shareholders as contemplated in Section 1.2 hereof.
1.4.
1.5. RSFI shall provide such information within its possession or reasonably obtainable as WT Mutual Fund or PFPC may reasonably request concerning the beneficial ownership of the Acquired Fund Shares.
1.6.
1.7. Subject to the provisions of this Agreement, WT Mutual Fund and RSFI each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.
1.8.
1.9. RSFI shall furnish to WT Mutual Fund on the Closing Date the Statement of the Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by RSFI's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, RSFI shall furnish to WT Mutual Fund, in such form as is reasonably satisfactory to WT Mutual Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to WT Feeder Portfolio as a result of Section 381 of the Code, which statement shall be certified by RSFI's Treasurer or Assistant Treasurer. RSFI covenants that the Acquired Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a regulated investment company under Subchapter M of the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.
1.10.
1.11. WT Mutual Fund, with the cooperation of RSFI, shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement") which shall include a Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the WT Feeder Shares and the holding of the Special Meeting of the shareholders of the Acquired Fund Shareholders to consider approval of this Agreement as contemplated herein and the transactions contemplated hereunder. WT Mutual Fund shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N-14 Registration Statement. RSFI shall provide WT Mutual Fund with all information about the Acquired Fund that is necessary to prepare the pro forma financial statements. WT Mutual Fund and RSFI shall each cooperate with the other and shall furnish the other with any information relating to itself or its related series that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.
1.12.
1.13. RSFI shall deliver to WT Mutual Fund at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Acquired Fund transferred to WT Feeder Portfolio in accordance with the terms of this Agreement.
1.14.
1.15. RSFI shall timely file all federal, state and local tax returns of the Acquired Fund, the due dates of which are subsequent to the Closing Date. For purposes of Section 1.381(b)-1 of the Treasury Regulations, RSFI shall treat the Closing Date as the "date of distribution or transfer."

1.  CONDITIONS PRECEDENT TO OBLIGATIONS OF RSFI AND THE ACQUIRED FUND
2.
3. The obligations of RSFI hereunder shall be subject to the following conditions precedent:

1.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of WT Mutual Fund in the manner required by WT Mutual Fund's Agreement and Declaration of Trust and applicable law, and this Agreement and the transactions contemplated by this Agreement shall have been approved by the Acquired Fund Shareholders in the manner required by RSFI's Declaration of Trust and By-Laws and applicable law.
1.2.
1.3. As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of WT Feeder Portfolio since the date of this Agreement. For purposes of this Section 8.2, share redemptions or a decline in the value of WT Mutual Fund's net assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.
1.4.
1.5. All representations and warranties of WT Mutual Fund and WT Feeder Portfolio made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.
1.6.

1.7. WT Mutual Fund shall have performed and complied in all material respects with each of its obligations, agreements, and covenants required by this Agreement to be performed or complied with it prior to or at the Closing Date. 1.8.
1.9. WT Mutual Fund shall have furnished RSFI at the Closing Date with a certificate or certificates of its President or any Vice President and/or Treasurer or Assistant Treasurer as of the Closing Date to the effect that the conditions precedent set forth in Sections 8.2, 8.3, 8.4, 8.10, and 8.14 hereof have been fulfilled.
1.10.
1.11. RSFI shall have received an opinion of Pepper Hamilton LLP, in form and substance reasonably satisfactory to RSFI and dated as of the Closing Date, to the effect that: (a) WT Mutual Fund is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware; (b) the WT Feeder Portfolio Shares to be delivered to RSFI, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by WT Mutual Fund; (c) this Agreement has been duly authorized, executed, and delivered by WT Mutual Fund and represents a valid and binding contract of WT Mutual Fund (on behalf of WT Feeder Portfolio), enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of equity, whether in a proceeding at law or in equity; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or By-Laws of WT Mutual Fund; (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any Governmental Authority is required for the consummation by the WT Mutual Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and (f) WT Mutual Fund is registered as an investment company under the 1940 Act and WT Feeder Portfolio is a separate series thereof and such registration with the SEC under the 1940 Act is in full force and effect. Such opinion shall state that it is solely for the benefit of RSFI and its Board of Trustees and officers.
1.12.
1.13. RSFI shall have received an opinion of its counsel in form reasonably satisfactory to RSFI and dated as of the Closing Date to the effect that (i) the Reorganization will be treated for United States federal income tax purposes as a "reorganization" within the meaning of Section 368(a) of the Code, (ii) the Acquired Fund shall recognize no gain or loss on the transfer of its assets to WT Feeder Portfolio, (iii) no gain or loss will be required to be recognized by an Acquired Fund Shareholder to the extent such Acquired Fund Shareholder receives WT Feeder

Shares in exchange for Acquired Fund Shares, (iv) an Acquired Fund shareholder's tax basis for WT Feeder Shares to be issued to such Acquired Fund Shareholder pursuant to Section 1 of this Agreement will be the same as his basis for his Acquired Fund Shares, and (v) an Acquired Fund shareholder's holding period for WT Feeder Shares will be determined by including said Acquired Fund Shareholder's holding period for Acquired Fund Shares exchanged therefor.
1.14.
1.15. The Form N-14 Registration Statement shall have become effective under the 1933 Act, no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the parties, contemplated by the SEC, and the SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. 1.16.
1.17. The parties shall have received a memorandum, in form reasonably satisfactory to each of them, prepared by counsel to WT Mutual Fund or another person approved by the parties, containing assurance reasonably satisfactory to them that all authorizations necessary under state securities laws to consummate the transactions contemplated herein have been obtained.
1.18.
1.19. No action, suit, or other proceeding shall be threatened or pending before any Governmental Agency to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
1.20.
1.21. RSFI shall have received from WT Mutual Fund all such documents which RSFI or its counsel may reasonably request.
1.22.
1.23. WT Mutual Fund shall have furnished RSFI on the Closing Date with a certificate or certificates of its President (or any Vice President) and/or Treasurer or Assistant Treasurer dated as of said date to the effect that: (a) WT Feeder Portfolio has no plan or intention to reacquire any of the WT Feeder Shares to be issued in the Reorganization, except to the extent that the WT Feeder Portfolio is required by the 1940 Act to redeem any of its shares presented for redemption; (b) WT Feeder Portfolio has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Fund acquired in the Reorganization, except for the transfer of such assets to its master fund, WT Master Series, pursuant to Section 2.1 hereof; and (c) following the Closing, WT Feeder Portfolio, through its master/feeder arrangement with WT Master Series, will continue the historic business of the Acquired Fund as an investment company.
1.24.
1.25. PFPC, in its capacity as transfer agent for the WT Feeder Portfolio, shall have issued and delivered to RSFI a confirmation statement evidencing the WT Feeder Shares to be credited at the Closing Date and shall have provided evidence satisfactory to RSFI that the WT Feeder Shares have thereafter been credited to the accounts of each of the Acquired Fund Shareholders on the books of the WT Feeder Portfolio. 1.26.
1.27. At the Closing Date, the registration of WT Mutual Fund with the SEC with respect to WT Feeder Portfolio shall be in full force and effect.

1. CONDITIONS PRECEDENT TO OBLIGATIONS OF WT MUTUAL FUND AND WT FEEDER
PORTFOLIO
2.
3. The obligations of WT Mutual Fund and the WT Feeder Portfolio hereunder shall be subject to the following conditions precedent:

1.1. This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of RSFI and the shareholders of the Acquired Fund, and the termination and dissolution of the Acquired Fund shall have been approved by the Board of Trustees of RSFI.
1.2.
1.3. RSFI shall have furnished WT Mutual Fund with the Statement of Assets and Liabilities of the Acquired Fund, with values determined as provided in Section 3 hereof, with their respective dates of acquisition and tax costs, all as of the Valuation Date, certified on RSFI's behalf by its Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Acquired Fund as of the Closing Date and a final statement of assets and liabilities of the Acquired Fund prepared in accordance with GAAP consistently applied.
1.4.
1.5. As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquired Fund since the dates of the financial statements referred to in Section 5.6 hereof. For purposes of this Section 9.3, share redemptions or a decline in the value of the Acquired Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.
1.6.
1.7. All representations and warranties of RSFI made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.
1.8.
1.9. RSFI shall have performed and complied in all material respects with each of its obligations, agreements, and covenants required by this Agreement to be performed or complied with by it prior to or at the Closing Date.
1.10.

                                                                              20
1.11. RSFI shall have furnished WT Mutual Fund at the Closing Date with a certificate or certificates of its President or Vice-President and/or Treasurer or Assistant Treasurer, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 9.1, 9.3, 9.4, 9.5, 9.12 and 9.14 hereof have been fulfilled.
1.12.
1.13. RSFI shall have duly executed and delivered to WT Mutual Fund (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as WT Mutual Fund may deem necessary or desirable to transfer all of RSFI's right, title, and interest in and to the Acquired Fund Net Assets; and
(b) all such other documents, including but not limited to, checks, and receipts, which WT Mutual Fund may reasonably request. Such assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.
1.14.
1.15. WT Mutual Fund shall have received an opinion of qualified counsel, in form reasonably satisfactory to WT Mutual Fund and dated as of the Closing Date, to the effect that: (a) RSFI is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; (b) the shares of the Acquired Fund issued and outstanding at the Closing Date are duly authorized, validly issued, fully paid and non-assessable by RSFI; (c) this Agreement and the Transfer Documents have been duly authorized, executed, and delivered by RSFI and the Agreement represents a valid and binding contract of RSFI (on behalf of the Acquired Fund), enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of equity, whether in a proceeding at law or in equity; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-laws of RSFI; (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by RSFI of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations; and (f) RSFI is registered as an investment company under the 1940 Act and such registration with the SEC is in full force and effect. Such opinion shall state that such opinion is solely for the benefit of the WT Mutual Fund and its Board of Trustees and officers.
1.16.
1.17. The Form N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the parties, contemplated by the SEC, and the SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
1.18.
1.19. The parties shall have received a memorandum, in form reasonably satisfactory to each of them, prepared by counsel to RFSI or another person approved by the parties, containing assurance reasonably satisfactory to them that all authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.
1.20.
1.21. No action, suit, or other proceeding shall be threatened or pending before any Governmental Authority to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
1.22.
1.23. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date. 1.24.
1.25. WT Mutual Fund shall have received an opinion of its counsel in form reasonably satisfactory to WT Mutual Fund and dated as of the Closing Date to the effect that (i) the Reorganization will be treated for United States federal income tax purposes as a "reorganization" within the meaning of Section 368(a) of the Code, (ii) no gain or loss will be required to be recognized by WT Feeder Portfolio on its receipt of the Acquired Fund Net Assets, (iii) WT Feeder Portfolio's tax basis for the Acquired Fund Net Assets will be the same as the basis thereof in the Acquired Fund's hands immediately before the Reorganization, (iv) WT Feeder Portfolio's holding period for the Acquired Fund Net Assets will include the Acquired Fund's holding period therefor.
1.26.
1.27. RSFI shall have furnished WT Mutual Fund at the Closing Date with a certificate or certificates of its President and/or Treasurer dated as of said date to the effect that: (a) the Acquired Fund will tender for acquisition by WT Feeder Portfolio its assets consisting of at least ninety percent (90%) of the fair market value of each of the Acquired Fund's Net Assets and at least seventy percent (70%) of the fair market value of the Acquired Fund's gross assets immediately prior to the Closing Date (for purposes of this certification, all of the following shall be considered as assets of the Acquired Fund held immediately prior to the Closing Date: (i) amounts used by the Acquired Fund to pay its expenses in connection with the transactions contemplated hereby; and (ii) all amounts used to make redemptions of or distributions on the Acquired Fund Shares (except for regular, normal redemptions pursuant to the 1940 Act and in the ordinary course of its business and regular, normal dividends in the ordinary course of its business and not in excess of the distribution requirements of Section 852 of the Code); and (b) RSFI will distribute to Acquired Fund Shareholders in complete liquidation of the Acquired Fund the WT Feeder Portfolio Shares that it will receive in the transactions contemplated hereby and other properties (if any) of the Acquired Fund on or as promptly as practicable after the Closing Date and in pursuance of the plan contemplated by this Agreement and having made such distributions will take all necessary steps to liquidate and terminate RSFI; and (c) to the best of RSFI's knowledge there is no current plan or intention of any of the Acquired Fund Shareholders to sell, exchange, or otherwise dispose of a number of shares of the WT Feeder Portfolio received in the Reorganization that would reduce the ownership of the Acquired Fund Shareholders of WT Feeder Portfolio Shares to a number of shares having a value, as of the Closing Date, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Fund Shares as of the Closing Date; and (d) RSFI will provide such other tax representations as may reasonably be requested by WT Mutual Fund. For purposes of this certification, Acquired Fund Shares and the WT Feeder Portfolio Shares held by Acquired Fund Shareholders and otherwise sold, redeemed, or disposed of (including for this purpose Acquired Fund Shares with respect to which an "extraordinary distribution" (within the meaning of Treas. Reg. ss. 1.368-1T(e)(1)(ii)(A)) has been made) in anticipation of the Reorganization, or subsequent to the Closing Date pursuant to a current plan or intention that existed as of the Closing Date, also will be taken into account.
1.28.
1.29. PFPC, in its capacity as transfer agent for the Acquired Fund, shall have furnished to WT Mutual Fund immediately prior to the Closing Date a list of the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Fund by RSFI's President or Vice President. 1.30.
1.31. At the Closing Date, the registration of RSFI with the SEC with respect to the Acquired Fund shall be in full force and effect.

1. FINDER'S FEES AND OTHER EXPENSES
2.
2.1. Each party represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

1.1. The Acquired Fund and WT Feeder Portfolio shall be liable for all reasonable expenses incurred by the parties in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated.

1 ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
2
2.1. Neither RSFI nor WT Mutual Fund has made any representation, warranty, or covenant not set forth herein and this Agreement constitutes the entire agreement between the parties and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

1.1. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three (3) years following the Closing Date. In the event of a breach by RSFI of any such representation, warranty, or covenant after the time of its liquidation and termination, Wilmington Trust Company shall be liable to WT Mutual Fund and WT Feeder Portfolio for any such breach.

1. TERMINATION
2
2.1. This Agreement may be terminated by the mutual agreement of RSFI and WT Mutual Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date because of:
(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(b)
(c) a condition precedent to the obligations of either party which has not been met and which reasonably appears will not or cannot be met.
(d)
1.2. In the event of any such termination, there shall be no liability for damages on the part of either Fund, RSFI or WT Mutual Fund, or their respective Boards of Trustees or officers, but all expenses incidental to the preparation and carrying out of this Agreement shall be paid as provided in Section 10.2 hereof.

1.  INDEMNIFICATION
2.
2.1. WT Mutual Fund and WT Feeder Portfolio shall indemnify, defend, and hold harmless RSFI and its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits, or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties and including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit, or proceeding, or threatened third party claim, suit, action, or proceeding, made with the consent of WT Mutual Fund and WT Feeder Portfolio, arising (a) from any inaccuracy in or breach of any representation or warranty of WT Mutual Fund or WT Feeder Portfolio contained in this Agreement,
(b) from any breach of any covenant or agreement of WT Mutual Fund or WT Feeder Portfolio contained in this Agreement, (c) from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC, or any application prepared by WT Mutual Fund and WT Feeder Portfolio with any state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"), or (d) from or arising out of or based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that with respect to clauses (c) and (d) WT Mutual Fund and WT Feeder Portfolio shall only be liable in such case to the extent that any such loss, claim, demand, liability, or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about WT Mutual Fund and/or WT Feeder Portfolio or the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.

1.1. RSFI, until the time of its liquidation, and Wilmington Trust Company on a joint and several basis shall indemnify, defend, and hold harmless WT Feeder Portfolio, the WT Mutual Fund, and its Board of Trustees, officers, employees and agents ("WT Feeder Portfolio Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits, or proceedings, whether or not resulting in any liability to such WT Feeder Portfolio Indemnified Parties and including amounts paid by any one or more of WT Feeder Portfolio Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of RSFI (if it still exists) or Wilmington Trust Company, arising (a) from any inaccuracy in or breach of any representation or warranty of RSFI contained in this Agreement (b) from any breach of any covenant or agreement of RSFI contained in this Agreement, (c) from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any Application, or (d) from or arising out of or based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that with respect to clauses (c) and
(d) RSFI and Wilmington Trust Company shall only be liable in such case to the extent that any such loss, claim, demand, liability, or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about RSFI or about the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.
1.2.
1.3. A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by such indemnified party of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section 13, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Section 13. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 13, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.
1.4.
1.5. Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this Section 13 for any legal or other expenses subsequently incurred by such indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expense.
1.6.
1.7. This Section 13 shall survive the termination of this Agreement and for a period of three (3) years following the Closing Date.

1.  LIABILITY OF RSFI
2.

    Each party acknowledges and agrees that all obligations of RSFI under this Agreement are binding only with respect to the Acquired Fund; that any liability of RSFI under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and that no other series of RSFI shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

1.  AMENDMENTS
2.
    This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of WT Mutual Fund and RSFI; provided, however, that following the Special Meeting of Acquired Fund Shareholders called by the Board of Trustees of RSFI pursuant to Section
7.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of WT Feeder Portfolio Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, and provided further, that nothing contained in this Section 15 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

1.  NOTICES
2. Any notice, report, statement, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication at the following address or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

                  If to the Acquired Fund:

                  The Rodney Square Strategic
                  Fixed Income Fund
                  c/o Wilmington Trust Company
                  1100 North Market Street
                  Wilmington, DE 19890-0001

                  Attention:  Robert J. Christian

                  with copies to:

                  Joseph V. Del Raso, Esquire
                  Pepper Hamilton LLP
                  3000 Two Logan Square
                  Eighteenth and Arch Streets
                  Philadelphia, PA 19103-2799

                  If to WT Feeder Portfolio:

                  WT Mutual Fund
                  c/o Wilmington Trust Company
                  1100 North Market Street
                  Wilmington, DE 19890-0001
                  Attention:  Robert J. Christian

                  with copies to:

                  Joseph V. Del Raso, Esquire
                  Pepper Hamilton LLP
                  3000 Two Logan Square
                  Eighteenth and Arch Streets
                  Philadelphia, PA 19103-2799

1.  FAILURE TO ENFORCE
2.
    The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

1.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
2.
2.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
2.2.
2.3. This Agreement may be executed in any number of counterparts, each of which shall be deemed a original.

1.1. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.
1.2.
1.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
1.4.
1.1.

                                TABLE OF CONTENTS


                                                                         PAGE

1.       TRANSFER OF THE ACQUIRED FUND'S ASSETS AND LIQUIDATION
         OF THE ACQUIRED FUND.      B-2

2.       TRANSFER OF ACQUIRED FUND NET ASSETS FROM FEEDER
         PORTFOLIO TO MASTER SERIES B-4

3.       VALUATION         B-4

4.       CLOSING AND CLOSING DATE   B-5

5.       REPRESENTATIONS AND WARRANTIES OF RSFI AND THE
         ACQUIRED FUND     B-6

6.       REPRESENTATIONS AND WARRANTIES OF WT MUTUAL FUND     B-10

7.       COVENANTS OF WT FEEDER PORTFOLIO AND THE ACQUIRED FUND        B-14

8.       CONDITIONS PRECEDENT TO OBLIGATIONS OF RSFI AND THE
         ACQUIRED FUND     B-16

9.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE WT MUTUAL
         FUND AND WT FEEDER PORTFOLIO       B-18

10.      FINDER'S FEES AND OTHER EXPENSES   B-21

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES    B-22

12.      TERMINATION       B-22

13.      INDEMNIFICATION   B-22

14.      LIABILITY OF RSFI B-24

15.      AMENDMENTS        B-24

                                                                            PAGE
16.      NOTICES  B-25

17.      FAILURE TO ENFORCE         B-26

18.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT    B-26

                                                                            PAGE

                        SHORT/INTERMEDIATE BOND PORTFOLIO
           (a series of The Rodney Square Strategic Fixed-Income Fund)

                      WT SHORT/INTERMEDIATE BOND PORTFOLIO
                          (a series of WT Mutual Fund)



                       STATEMENT OF ADDITIONAL INFORMATION

                               September __, 1999

                  This Statement of Additional Information relates specifically to the proposed reorganization whereby WT Short/Intermediate Bond Portfolio ("WT Bond Portfolio") would acquire all of the assets of Short/Intermediate Bond Portfolio solely in exchange for shares of equal value of WT Bond Portfolio. This Statement of Additional Information consists of this cover page, the pro forma financial statements of WT Bond Portfolio (giving effect to the reorganization) for the fiscal year ended June 30, 1999, set forth on the following pages, and the following described documents, each of which is incorporated by reference herein:

                (1) The Statement of Additional Information of WT Mutual Fund,
                    dated October 20, 1998;

                (2) The Statement of Additional Information of The Rodney Square
                    Strategic Fixed-Income Portfolio, dated February 28, 1999;

                (3) The Annual Reports to Shareholders of WT Mutual Fund and WT
                    Investment Trust I for the fiscal year ended June 30, 1999; and

                (4) The Annual Report to Shareholders of The Rodney Square
                    Strategic Fixed-Income Fund for the fiscal year ended June 30, 1999.

                  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated September ___, 1999 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-336-9970.

RS02 - Rodney Square Short/Intermediate Bond Portfolio

--------------------------------------------------------------------------------------------
                                                  Maturity
     Security Name                        Rate      Date       Face Value          Cost
--------------------------------------------------------------------------------------------
AFC HOME EQUITY LOAN TRUST         RS    7.740%    9/25/27     1,699,640.71     1,723,037.29
ABBEY NATIONAL PLC                 RS    6.690%    10/17/05      675,000.00       690,561.46
ADVANTA 93-3                       RS    5.550%    1/25/25       107,371.11       103,517.07
ADVANTA MORTGAGE LOAN TRUST        RS    6.730%    8/25/23       500,000.00       501,670.48
AMOCO COMPANY                      RS    6.250%    10/15/04      400,000.00       405,921.52
AMSOUTH BANK ALABAMA               RS    6.450%    2/1/18        250,000.00       251,571.36
ANHEUSER BUSCH                     RS    5.375%    9/15/08       400,000.00       398,197.17
ASSOCIATES CORP. OF N. AMERICA     RS    8.550%    7/15/09       700,000.00       787,622.60
ASSOCIATES CORP. OF N. AMERICA     RS    6.750%    8/1/01        900,000.00       905,554.04
BANK OF NEW YORK                   RS    8.500%    12/15/04      400,000.00       442,534.29
BANKAMERICA CORP                   RS    6.750%    9/15/05       250,000.00       247,551.51
BAUSCH & LOMB                      RS    6.375%    8/1/13        500,000.00       499,896.83
BEAR STEARNS CO., INC.             RS    6.625%    10/1/04       850,000.00       855,755.67
CABLE & WIRE CO.                   RS    6.625%    3/6/05      1,000,000.00     1,001,760.03
CANADIAN IMPERIAL BANK             RS    6.200%    8/1/00        500,000.00       501,753.92
CENTRAL ILLINOIS PUBLIC SERVIC     RS    6.730%    6/1/01        700,000.00       705,372.26
COCA COLA ENTERPRISES              RS    6.000%    3/15/01       750,000.00       750,125.24
COMMERCIAL CREDIT                  RS    8.700%    6/15/09       850,000.00       995,898.49
CONTIMORTGAGE HOME EQ LN TRUST     RS    6.690%    1/15/16       499,996.20       490,965.95
CONTIMORTGAGE 1998-2 A5            RS    6.280%    9/15/16       800,000.00       804,837.38
CRESTAR FIN. CORP.                 RS    6.500%    1/15/08       700,000.00       702,369.94
CROWN HOME EQUITY LOAN TRUST       RS    7.150%    8/25/12     1,000,000.00     1,021,417.16
KOREA EXPORT - IMPORT BANK         RS    7.100%    3/15/07       600,000.00       597,879.61
FGOLD 5 YR BALLOON                 RS    7.000%    5/1/00        326,652.16       327,915.61
FHLMC GOLD 15 YEAR                 RS    6.000%    1/1/13      1,048,117.08     1,037,377.18
FEDERAL HOME LOAN BANK             RS    5.800%    8/24/01     1,000,000.00     1,000,000.00
FHLB 5.25%                         RS    5.250%    4/25/02       900,000.00       899,020.49
FHLMC2073 PJ (PAC)                 RS    6.000%    10/15/23      500,000.00       500,000.00
FHLMC CMO 2129 PE                  RS    5.750%    9/15/11     1,250,000.00     1,242,348.97
FEDERAL HOME LOAN BANK             RS    6.405%    4/10/01       300,000.00       303,424.74
FEDERAL HOME LOAN MORTGAGE         RS    7.050%    6/8/05        500,000.00       504,003.92
FHLMC 5.95% 01/19/06               RS    5.950%    1/19/06       850,000.00       898,758.60
FNMA SERIES 1995-W1                RS    8.100%    4/25/25     1,371,502.93     1,421,679.01
FNMA SERIES 1996-4                 RS    6.500%    7/25/02       265,037.54       265,257.13
FNMA                               RS    5.750%    6/15/05       800,000.00       775,211.39
FNMA WHOLE LOAN 98-3 A2            RS    6.500%    7/25/28       500,000.00       504,081.20
FNR 99-W5                          RS    6.115%    2/25/29       500,000.00       500,000.00
FNMA                               RS    6.410%    2/6/02        650,000.00       661,123.25
FNMA SERIES MTN                    RS    7.000%    6/25/07       600,000.00       607,149.16
FNMA SERIES MTN                    RS    6.560%    12/10/07    1,100,000.00     1,107,837.61
FNMA NOTE                          RS    5.780%    2/12/03       750,000.00       747,801.53
FNMA MED. TERM NOTES               RS    6.160%    7/9/08      1,275,000.00     1,274,497.67
FNMA                               RS    6.000%    9/24/08       600,000.00       600,000.00
FNMA 7 YR BALLOON                  RS    6.000%    2/1/06        230,144.60       231,441.09
FNMA 7 YR BALLOON                  RS    6.000%    1/1/06        516,426.12       519,335.36
FIRST CHICAGO NOTES                RS    7.625%    1/15/03       400,000.00       427,842.01
FIRST SIERRA EQUIPMENT             RS    5.628%    8/12/04       700,000.00       699,947.50
FIRST UNION CORP.                  RS    6.824%    8/1/26        200,000.00       210,037.19
FIRST PLUS HOME LOAN TRUST         RS    7.850%    8/20/13       499,851.79       514,005.39
FORD MOTOR CREDIT                  RS    7.750%    11/15/02      300,000.00       314,907.62
FORD MOTOR CREDIT GLOBAL           RS    7.000%    9/25/01       400,000.00       409,008.22
FUND AMERICA INVESTORS CORP.       RS    5.400%    9/25/09       30,303.07         29,721.72
GE CAPITAL MORTGAGE SERVICES       RS    7.940%    6/25/14     1,000,000.00     1,016,245.17
GTE SOUTHWEST                      RS    6.540%    12/1/05     1,000,000.00       991,511.57
GENERAL ELEC CAP CORP.             RS    8.125%    5/15/12       250,000.00       290,994.87
GMAC                               RS    7.000%    8/15/01     1,650,000.00     1,681,889.66
GREEN TREE FINANCIAL CORP.         RS    8.300%    5/15/26       925,000.00       979,725.11
GREEN TREE HOME IMPROVEMENT        RS    6.900%    1/15/28       425,000.00       429,748.54
GREEN TREE LEASE FINANCE           RS    6.170%    9/20/05       808,318.70       811,097.25
ALLIED SIGNAL                      RS    8.000%    5/15/06       500,000.00       546,171.74
HAWAIIAN ELECTRIC                  RS    6.490%    6/12/02       550,000.00       550,000.00
IMC HOME EQUITY LOAN TRUST         RS    6.900%    1/20/22       900,000.00       916,697.14
INGERSOLL RAND 2/15/28 6.015%      RS    6.015%    2/15/28       700,000.00       720,901.63
REP. OF KOREA                      RS    8.750%    4/15/03       750,000.00       783,367.28
LEHMAN BROTHERS HOLDINGS           RS    7.375%    5/15/04       700,000.00       719,918.68
LEHMAN BROS. HOLDINGS, INC.        RS    6.500%    10/1/02       600,000.00       599,609.37
LEHMAN BROTHERS                    RS    6.625%    2/5/06        725,000.00       722,328.32
MBNA MASTER CREDIT CARD TRUST      RS    6.600%    1/15/03       800,000.00       805,622.42
MERRIL LYNCH                       RS    6.000%    2/17/09       800,000.00       781,393.45
THE MONEY STORE                    RS    7.910%    5/15/24       750,000.00       777,509.71
MORGAN STANLEY DEAN WITTER DIS     RS    6.750%    3/4/03        950,000.00       969,539.88
NABISCO, INC.                      RS    6.000%    2/15/01       500,000.00       498,016.87
NABISCO INC.                       RS    6.125%    2/1/03      1,100,000.00     1,092,761.30
NATIONAL CITY BANK CLEVELAND       RS    6.500%    5/1/03      1,200,000.00     1,242,717.53
NORFOLK SOURTHERN CORP             RS    7.350%    5/15/07       500,000.00       535,739.91
NORTHWESTERN BELL TELEPHONE CO     RS    9.500%    5/1/00        500,000.00       514,644.19
NORWEST FINANCIAL, INC.            RS    6.375%    11/15/01      750,000.00       752,170.40
OAKWOOD MORTGAGE INVESTORS         RS    6.150%    7/15/11       900,000.00       899,792.37
OHIO POWER CO.                     RS    6.730%    11/1/04       400,000.00       408,723.96
OKLAHOMA GAS & ELECTRIC            RS    6.500%    7/15/17       500,000.00       532,019.28
PITNEY BOWES CREDIT CORP.          RS    6.625%    6/1/02        800,000.00       813,044.98
ST. GEORGE BANK. LTD               RS    7.150%    6/18/07       750,000.00       772,779.90
J SEAGRAM & SONS                   RS    6.250%    12/15/01      600,000.00       600,550.91
SEARS CREDIT ACCOUNT MASTER        RS    8.100%    6/15/04       633,333.33       650,622.71
ELF AQUITANE                       RS    8.000%    10/15/01      300,000.00       300,307.70
THE MONEY STORE HOME EQTY TRST     RS    7.550%    1/15/18       332,483.11       335,687.82
UCFC HE EQ 6.005% 9/15/14          RS    6.005%    9/15/14     1,000,000.00       997,847.79
USL CAPITAL CORP.                  RS    5.790%    1/23/01       300,000.00       300,112.25
UBS-NY                             RS    7.250%    7/15/06       800,000.00       838,420.56
U.S TREASURY BOND                  RS    11.750    2/15/10       650,000.00       772,570.56
U.S TREASURY BOND                  RS    7.250%    5/15/16       750,000.00       880,648.58
U.S. T-NOTE                        RS    7.500%    11/15/01      350,000.00       364,811.24
U.S. TREASURY NOTES                RS    5.875%    2/15/04       150,000.00       154,100.77
U.S. TREASURY NOTE                 RS    7.250%    5/15/04       550,000.00       573,419.32
U.S. TREASURY NOTES                RS    6.875%    3/31/00       700,000.00       706,751.83
U.S. TREASURY NOTE                 RS    6.750%    4/30/00       800,000.00       804,854.67
U. S T-NOTE                        RS    6.500%    5/15/05       300,000.00       314,619.04
U.S. TREASURY NOTE                 RS    6.250%    5/31/00       300,000.00       300,105.79
U.S. TREASURY NOTE                 RS    5.500%    12/31/00      700,000.00       706,337.22
US TREASURY NOTE                   RS    6.875%    5/15/06     2,000,000.00     2,153,201.26
U.S. TREASURY NOTES                RS    7.000%    7/15/06     1,500,000.00     1,626,870.15
U.S. TREASURY NOTE                 RS    6.625%    7/31/01       600,000.00       612,380.87
U.S. TREASURY NOTE                 RS    8.750%    8/15/00       150,000.00       153,844.89
U.S. TREASURY NOTE                 RS    6.500%    8/31/01     3,150,000.00     3,238,871.29
U.S. TREASURY NOTE                 RS    6.125%    12/31/01      400,000.00       402,290.36
U.S. TREASURY NOTE                 RS    6.250%    1/31/02     1,000,000.00     1,016,188.33
U.S. TREASURY NOTE 6.25%           RS    6.250%    2/15/07     1,650,000.00     1,770,277.13
U.S. TREASURY NOTE                 RS    6.250%    2/28/02     1,500,000.00     1,528,551.83
TREASURY NOTE 06/30/02             RS    6.250%    6/30/02       500,000.00       509,375.69
U.S. TREASURY NOTE                 RS    5.875%    7/31/99       500,000.00       500,132.24
U.S. TREASURY NOTE                 RS    6.000%    7/31/02       400,000.00       411,064.76
TREASURY NOTE                      RS    6.125%    8/15/07     1,250,000.00     1,297,499.46
U.S. T-NOTE                        RS    5.750%    10/31/02    1,600,000.00     1,659,045.76
U.S. TREASURY NOTE                 RS    5.750%    11/30/02    1,500,000.00     1,509,152.62
US TREASURY NOTES                  RS    5.500%    1/31/03     1,850,000.00     1,866,932.57
U.S. TREASURY NOTE                 RS    5.625%    5/15/08       800,000.00       784,230.50
UNITED TELECOM                     RS    9.500%    4/1/03        900,000.00       983,878.90
VANDERBILT MORTGAGE FINANCE        RS    6.850%    4/7/26        500,000.00       507,719.01
ASSOCIATES 1ST CAP CORP            RS    5.711%    7/1/99      1,336,531.00     1,336,531.00

                                                              88,380,709.45    90,545,994.69

RS02 - Rodney Square Short/Intermediate Bond Portfolio

--------------------------------------------------------------------------------------------
                                                                           Unreal
                                                           Current         Appre./
                                          Market Value      Price          Depre
--------------------------------------------------------------------------------------------
AFC HOME EQUITY LOAN TRUST                1,680,006.12    98.84478      -43031.17
ABBEY NATIONAL PLC                          665,718.75    98.625        -24842.71
ADVANTA 93-3                                102,163.40    95.1498        -1353.67
ADVANTA MORTGAGE LOAN TRUST                 475,719.20    95.14384      -25951.28
AMOCO COMPANY                               397,500.00    99.375         -8421.52
AMSOUTH BANK ALABAMA                        237,500.00    95            -14071.36
ANHEUSER BUSCH                              366,500.00    91.625        -31697.17
ASSOCIATES CORP. OF N. AMERICA              770,875.00    110.125       -16747.60
ASSOCIATES CORP. OF N. AMERICA              909,000.00    101             3445.96
BANK OF NEW YORK                            430,000.00    107.5         -12534.29
BANKAMERICA CORP                            246,875.00    98.75           -676.51
BAUSCH & LOMB                               486,250.00    97.25         -13646.83
BEAR STEARNS CO., INC.                      836,187.50    98.375        -19568.17
CABLE & WIRE CO.                            975,000.00    97.5          -26760.03
CANADIAN IMPERIAL BANK                      501,352.00    100.2704        -401.92
CENTRAL ILLINOIS PUBLIC SERVIC              709,625.00    101.375         4252.74
COCA COLA ENTERPRISES                       746,250.00    99.5           -3875.24
COMMERCIAL CREDIT                           942,437.50    110.875       -53460.99
CONTIMORTGAGE HOME EQ LN TRUST              518,805.16    103.76182      27839.21
CONTIMORTGAGE 1998-2 A5                     792,248.00    99.031        -12589.38
CRESTAR FIN. CORP.                          681,625.00    97.375        -20744.94
CROWN HOME EQUITY LOAN TRUST                962,411.00    96.2411       -59006.16
KOREA EXPORT - IMPORT BANK                  594,750.00    99.125         -3129.61
FGOLD 5 YR BALLOON                          328,183.34    100.46875        267.73
FHLMC GOLD 15 YEAR                        1,011,760.52    96.53125      -25616.66
FEDERAL HOME LOAN BANK                      997,326.50    99.73265       -2673.50
FHLB 5.25%                                  883,801.08    98.20012      -15219.41
FHLMC2073 PJ (PAC)                          482,510.15    96.50203      -17489.85
FHLMC CMO 2129 PE                         1,206,528.63    96.52229      -35820.34
FEDERAL HOME LOAN BANK                      302,935.68    100.97856       -489.06
FEDERAL HOME LOAN MORTGAGE                  500,814.35    100.16287      -3189.57
FHLMC 5.95% 01/19/06                        829,757.51    97.61853      -69001.09
FNMA SERIES 1995-W1                       1,399,365.97    102.03157     -22313.04
FNMA SERIES 1996-4                          263,608.99    99.461         -1648.14
FNMA                                        785,773.20    98.22165       10561.81
FNMA WHOLE LOAN 98-3 A2                     500,816.30    100.16326      -3264.90
FNR 99-W5                                   485,680.00    97.136        -14320.00
FNMA                                        657,205.71    101.10857      -3917.54
FNMA SERIES MTN                             606,384.00    101.064         -765.16
FNMA SERIES MTN                           1,085,267.81    98.66071      -22569.80
FNMA NOTE                                 736,799.40      98.23992      -11002.13
FNMA MED. TERM NOTES                      1,219,785.11    95.66942      -54712.56
FNMA                                        558,471.24    93.07854      -41528.76
FNMA 7 YR BALLOON                           223,815.62    97.25          -7625.47
FNMA 7 YR BALLOON                           502,224.40    97.25         -17110.96
FIRST CHICAGO NOTES                         411,500.00    102.875       -16342.01
FIRST SIERRA EQUIPMENT                      684,292.00    97.756        -15655.50
FIRST UNION CORP.                           202,276.00    101.138        -7761.19
FIRST PLUS HOME LOAN TRUST                  511,726.92    102.37573      -2278.47
FORD MOTOR CREDIT                           310,875.00    103.625        -4032.62
FORD MOTOR CREDIT GLOBAL                    405,500.00    101.375        -3508.22
FUND AMERICA INVESTORS CORP.                29,208.83     96.389          -512.89
GE CAPITAL MORTGAGE SERVICES              1,002,652.20    100.26522     -13592.97
GTE SOUTHWEST                               982,500.00      98.25        -9011.57
GENERAL ELEC CAP CORP.                      275,312.50      110.125     -15682.37
GMAC                                      1,670,625.00    101.25        -11264.66
GREEN TREE FINANCIAL CORP.                  973,293.79    105.22095      -6431.32
GREEN TREE HOME IMPROVEMENT                 428,241.35    100.76267      -1507.19
GREEN TREE LEASE FINANCE                    806,709.09    99.80087       -4388.16
ALLIED SIGNAL                               525,175.00    105.035       -20996.74
HAWAIIAN ELECTRIC                           545,187.50    99.125         -4812.50
IMC HOME EQUITY LOAN TRUST                  899,028.00    99.892        -17669.14
INGERSOLL RAND 2/15/28 6.015%               699,027.00    99.861        -21874.63
REP. OF KOREA                               783,750.00    104.5            382.72
LEHMAN BROTHERS HOLDINGS                    706,125.00    100.875       -13793.68
LEHMAN BROS. HOLDINGS, INC.                 589,500.00    98.25         -10109.37
LEHMAN BROTHERS                             694,187.50    95.75         -28140.82
MBNA MASTER CREDIT CARD TRUST               807,199.76    100.89997       1577.34
MERRIL LYNCH                                738,000.00    92.25         -43393.45
THE MONEY STORE                             759,254.55    101.23394     -18255.16
MORGAN STANLEY DEAN WITTER DIS              955,937.50    100.625       -13602.38
NABISCO, INC.                               496,250.00    99.25          -1766.87
NABISCO INC.                              1,071,125.00    97.375        -21636.0
NATIONAL CITY BANK CLEVELAND              1,206,000.00    100.5         -36717.53
NORFOLK SOURTHERN CORP                      510,625.00    102.125       -25114.91
NORTHWESTERN BELL TELEPHONE CO              513,750.00    102.75          -894.19
NORWEST FINANCIAL, INC.                     750,937.50    100.125        -1232.9
OAKWOOD MORTGAGE INVESTORS                  900,056.61    100.00629        264.24
OHIO POWER CO.                              399,000.00    99.75          -9723.96
OKLAHOMA GAS & ELECTRIC                     504,375.00    100.875       -27644.28
PITNEY BOWES CREDIT CORP.                   809,000.00    101.125        -4044.98
ST. GEORGE BANK. LTD                        744,375.00     99.25         -28404.9
J SEAGRAM & SONS                            597,000.00    99.5           -3550.91
SEARS CREDIT ACCOUNT MASTER                 645,099.52    101.85782      -5523.19
ELF AQUITANE                                311,250.00    103.75         10942.30
THE MONEY STORE HOME EQTY TRST              345,724.75    103.98265      10036.93
UCFC HE EQ 6.005% 9/15/14                   980,343.00    98.0343       -17504.79
USL CAPITAL CORP.                           297,750.00    99.25          -2362.25
UBS-NY                                      805,000.00    100.625       -33420.56
U.S TREASURY BOND                           822,134.17    126.48218      49563.61
U.S TREASURY BOND                           824,480.33    109.93071     -56168.25
U.S. T-NOTE                                 364,154.46    104.04413       -656.78
U.S. TREASURY NOTES                         150,464.82    100.30988      -3635.95
U.S. TREASURY NOTE                          582,075.56    105.83192       8656.24
U.S. TREASURY NOTES                         708,629.67    101.23281       1877.84
U.S. TREASURY NOTE                          809,627.28    101.20341       4772.61
U. S T-NOTE                                 308,459.40    102.8198       -6159.64
U.S. TREASURY NOTE                          302,523.42    100.84114       2417.63
U.S. TREASURY NOTE                          700,495.32    100.07076      -5841.0
US TREASURY NOTE                          2,105,118.00    105.2559      -48083.26
U.S. TREASURY NOTES                       1,588,505.85    105.90039     -38364.30
U.S. TREASURY NOTE                          611,660.04    101.94334       -720.83
U.S. TREASURY NOTE                          155,494.35    103.6629        1649.46
U.S. TREASURY NOTE                        3,204,834.89    101.74079     -34036.40
U.S. TREASURY NOTE                          404,274.60    101.06865       1984.24
U.S. TREASURY NOTE                        1,013,933.80    101.39338      -2254.53
U.S. TREASURY NOTE 6.25%                  1,680,831.24    101.86856     -89445.89
U.S. TREASURY NOTE                        1,520,361.90    101.35746      -8189.93
TREASURY NOTE 06/30/02                      507,341.15    101.46823      -2034.54
U.S. TREASURY NOTE                          500,458.60    100.09172        326.36
U.S. TREASURY NOTE                          403,325.80    100.83145      -7738.96
TREASURY NOTE                             1,263,039.38    101.04315     -34460.08
U.S. T-NOTE                               1,600,813.12    100.05082     -58232.64
U.S. TREASURY NOTE                        1,499,454.90    99.96366       -9697.72
US TREASURY NOTES                         1,833,938.12    99.13179      -32994.45
U.S. TREASURY NOTE                          783,325.92    97.91574        -904.58
UNITED TELECOM                              986,625.00    109.625         2746.10
VANDERBILT MORTGAGE FINANCE                 497,321.40    99.46428      -10397.61
ASSOCIATES 1ST CAP CORP                   1,336,531.00    5.7109             0

                                         88,952,593.50              (1,593,401.19)


WT Short/Intermediate Bond
Schedule of Portfolio Investments
June 30, 1999

-------------------------------------------------------------------------------------------------------------------
Description                                                                     Rate        Maturity         Par
-------------------------------------------------------------------------------------------------------------------

ABBEY NATIONAL PLC                                                      RS      6.690%      10/17/05        675,000
ADVANTA 93-3                                                            RS      5.550%      01/25/25        107,371
ADVANTA MORTGAGE LOAN TRUST                                             RS      6.730%      08/25/23        500,000
AFC HOME EQUITY LOAN TRUST                                              RS      7.740%      09/25/27      1,699,641
ALLIED SIGNAL                                                           RS      8.000%      05/15/06        500,000
AMOCO COMPANY                                                           RS      6.250%      10/15/04        400,000
AMSOUTH BANK ALABAMA                                                    RS      6.450%      02/01/18        250,000
ANHEUSER BUSCH                                                          RS      5.375%      09/15/08        400,000
ASSOCIATES CORP. OF N. AMERICA                                          RS      5.711%      07/01/99      1,336,531
ASSOCIATES CORP. OF N. AMERICA                                          WT      5.711%      07/01/19      1,195,970
ASSOCIATES CORP. OF N. AMERICA                                          RS      8.550%      07/15/09        700,000
ASSOCIATES CORP. OF N. AMERICA                                          RS      6.750%      08/01/01        900,000
Bank of New York Co., Inc.                                              RS      8.500%      12/15/04        400,000
Bank of New York Co., Inc.                                              WT      8.500%      12/15/2004      300,000
BankAmerica Corp.                                                       RS      6.750%      09/15/05        250,000
BankAmerica Corp.                                                       WT      6.750%      09/15/2005      500,000
Bausch & Lomb, Inc.                                                     RS      6.375%      08/01/13        500,000
Bausch & Lomb, Inc.                                                     WT      6.375%      08/01/2003      450,000
Bausch & Lomb, Inc.                                                     WT      6.750%      12/15/2004    1,000,000
Bear Stearns Co., Inc.                                                  WT      6.500%      08/01/2002    1,000,000
Bear Stearns Co., Inc.                                                  RS      6.625%      10/01/04        850,000
Cable & Wireless Communications                                         RS      6.625%      03/06/05      1,000,000
Cable & Wireless Communications                                         WT      6.375%      03/06/2003    1,000,000
Cable & Wireless Communications                                         WT      6.625%      03/06/2005      350,000
CANADIAN IMPERIAL BANK                                                  RS      6.200%      08/01/00        500,000
CENTRAL ILLINOIS PUBLIC SERVIC                                          RS      6.730%      06/01/01        700,000
Citizens Utilities Co.                                                  WT      7.600%      06/01/2006    1,000,000
COCA COLA ENTERPRISES                                                   RS      6.000%      03/15/01        750,000
COMMERCIAL CREDIT                                                       RS      8.700%      06/15/09        850,000
Contimortgage Home Equity Loan Trust Series 1998-2, Cl. A5              RS      6.280%      09/15/16        800,000
Contimortgage Home Equity Loan Trust Series 1998-2, Cl. A5              RS      6.690%      01/15/16        499,996
Contimortgage Home Equity Loan Trust Series 1998-2, Cl. A5              WT      6.280%      09/15/2016      500,000
Contimortgage Home Equity Loan Trust Series 1999-2, Cl. A4              WT      6.480%      07/25/2023    1,000,000
CRESTAR FIN. CORP.                                                      RS      6.500%      01/15/08        700,000
CROWN HOME EQUITY LOAN TRUST                                            RS      7.150%      08/25/12      1,000,000
Dayton Hudson Corp.                                                     WT      6.400%      02/15/2003    1,200,000
EG&G, Inc.                                                              WT      6.800%      10/15/2005    1,000,000
ELF AQUITANE                                                            RS      8.000%      10/15/01        300,000
Export-Import Bank of Korea                                             WT      7.100%      03/15/2002      300,000
FEDERAL HOME LOAN BANK                                                  RS      5.800%      08/24/01      1,000,000
FEDERAL HOME LOAN BANK                                                  RS      6.405%      04/10/01        300,000
FEDERAL HOME LOAN BANK                                                  RS      5.250%      04/25/02        900,000
Federal Home Loan Mortgage Corp. Notes                                  RS      7.050%      06/08/05        500,000
Federal Home Loan Mortgage Corp. Notes                                  WT      5.750%      09/15/2011      400,000
Federal Home Loan Mortgage Corp. Notes                                  RS      5.950%      01/19/06        850,000
Federal Home Loan Mortgage Corp. Notes                                  RS      5.750%      09/15/11      1,250,000
Federal National Mortgage Association Notes                             WT      5.750%      06/15/2005    1,500,000
Federal National Mortgage Association Notes                             WT      6.115%      02/25/2029      500,000
Federal National Mortgage Association Notes                             WT      5.420%      01/23/2001    1,000,000
Federal National Mortgage Association Notes                             WT      6.200%      06/26/2000    5,250,000
Federal National Mortgage Association Notes                             WT      5.125%      02/13/2004      558,000
Federal National Mortgage Association Notes                             RS      5.750%      06/15/05        800,000
Federal National Mortgage Association Notes                             RS      6.410%      02/06/02        650,000
Federal National Mortgage Association Notes                             RS      6.000%      09/24/08        600,000
Federal National Mortgage Association Notes                             RS      6.000%      02/01/06        230,145
Federal National Mortgage Association Notes                             RS      6.000%      01/01/06        516,426
Federal National Mortgage Association Notes                             RS      6.160%      07/09/08      1,275,000
Federal National Mortgage Association Notes                             RS      5.780%      02/12/03        750,000
Federal National Mortgage Association Notes                             RS      8.100%      04/25/25      1,371,503
Federal National Mortgage Association Notes                             RS      6.500%      07/25/02        265,038
Federal National Mortgage Association Notes                             RS      7.000%      06/25/07        600,000
Federal National Mortgage Association Notes                             RS      6.560%      12/10/07      1,100,000
Federal National Mortgage Association Notes                             RS      6.500%      07/25/28        500,000
Federal National Mortgage Association Notes, Gold 7 Yr.                 WT      6.000%      02/01/2006      392,870
Federal National Mortgage Association Notes, Ser. 1993-50, Cl. D        WT      6.250%      07/25/2004      400,000
FGOLD 5 YR BALLOON                                                      RS      7.000%      05/01/00        326,652
FHLMC GOLD 15 YEAR                                                      RS      6.000%      01/01/13      1,048,117
FHLMC2073 PJ (PAC)                                                      RS      6.000%      10/15/23        500,000
FIRST CHICAGO NOTES                                                     RS      7.625%      01/15/03        400,000
FIRST PLUS HOME LOAN TRUST                                              RS      7.850%      08/20/13        499,852
FIRST SIERRA EQUIPMENT                                                  RS      5.628%      08/12/04        700,000
FIRST SIERRA EQUIPMENT                                                  WT      5.628%      08/12/2004      800,000
First Tennessee Bank                                                    WT      5.750%      12/01/2008      300,000
FIRST UNION CORP.                                                       RS      6.824%      08/01/26        200,000
FNR 99-W5                                                               RS      6.115%      02/25/29        500,000
Ford Motor Credit Co.                                                   RS      7.750%      11/15/02        300,000
Ford Motor Credit Co.                                                   WT      7.000%      09/25/2001    1,000,000
FORD MOTOR CREDIT GLOBAL                                                RS      7.000%      09/25/01        400,000
FUND AMERICA INVESTORS CORP.                                            RS      5.400%      09/25/09         30,303
GE CAPITAL MORTGAGE SERVICES                                            RS      7.940%      06/25/14      1,000,000
GE CAPITAL MORTGAGE SERVICES                                            RS      8.125%      05/15/12        250,000
General Motors Acceptance Corp.                                         WT      6.750%      02/07/2002    1,000,000
General Motors Acceptance Corp.                                         RS      7.000%      08/15/01      1,650,000
GREEN TREE FINANCIAL CORP.                                              RS      8.300%      05/15/26        925,000
GREEN TREE HOME IMPROVEMENT                                             RS      6.900%      01/15/28        425,000
GREEN TREE LEASE FINANCE                                                RS      6.170%      09/20/05        808,319
Greenpoint Manufactured Housing, Ser. 1999-1, Cl. A2                    WT      6.010%      08/15/2015    1,000,000
GTE SOUTHWEST                                                           RS      6.540%      12/01/05      1,000,000
Hanson PLC                                                              WT      7.375%      01/15/2003    1,000,000
HAWAIIAN ELECTRIC                                                       RS      6.490%      06/12/02        550,000
Household Finance Corp.                                                 WT      7.250%      07/15/2003    1,000,000
IBM Corp.                                                               WT      5.100%      11/10/2003      500,000
IMC HOME EQUITY LOAN TRUST                                              RS      6.900%      01/20/22        900,000
Ingersoll Rand                                                          WT      6.015%      02/15/2001      600,000
INGERSOLL RAND 2/15/28 6.015%                                           RS      6.015%      02/15/28        700,000
J Seagram & Sons                                                        WT      6.250%      12/15/2001      350,000
J SEAGRAM & SONS                                                        RS      6.250%      12/15/01        600,000
J. P. Morgan & Co., Inc.                                                WT      6.000%      01/15/2009    1,800,000
KOREA EXPORT - IMPORT BANK                                              RS      7.100%      03/15/07        600,000
LEHMAN BROS. HOLDINGS, INC.                                             RS      6.500%      10/01/02        600,000
Lehman Brothers                                                         WT      7.375%      05/15/2004      500,000
Lehman Brothers                                                         WT      6.625%      02/05/2006    1,000,000
LEHMAN BROTHERS                                                         RS      6.625%      02/05/06        725,000
LEHMAN BROTHERS HOLDINGS                                                RS      7.375%      05/15/04        700,000
MBNA MASTER CREDIT CARD TRUST                                           RS      6.600%      01/15/03        800,000
Merrill Lynch & Co., Inc.                                               RS      6.000%      02/17/09        800,000
Merrill Lynch & Co., Inc.                                               WT      6.000%      02/17/2009      500,000
Morgan Stanley Dean Witter & Co.                                        WT      6.875%      03/01/2007    1,000,000
MORGAN STANLEY DEAN WITTER DIS                                          RS      6.750%      03/04/03        950,000
Nabisco, Inc.                                                           RS      6.125%      02/01/03      1,100,000
Nabisco, Inc.                                                           WT      6.000%      02/15/2001      500,000
Nabisco, Inc.                                                           WT      6.125%      02/01/2003      500,000
Nabisco, Inc.                                                           RS      6.000%      02/15/01        500,000
NATIONAL CITY BANK CLEVELAND                                            RS      6.500%      05/01/03      1,200,000
NationsBank Corp.                                                       WT      6.500%      08/15/2003    1,000,000
NORFOLK SOURTHERN CORP                                                  RS      7.350%      05/15/07        500,000
Norfolk Southern Corp.                                                  WT      7.350%      05/15/2007      450,000
NORTHWESTERN BELL TELEPHONE CO                                          RS      9.500%      05/01/00        500,000
NORWEST FINANCIAL, INC.                                                 RS      6.375%      11/15/01        750,000
OAKWOOD MORTGAGE INVESTORS                                              RS      6.150%      07/15/11        900,000
OHIO POWER CO.                                                          RS      6.730%      11/01/04        400,000
Oklahoma Gas & Electric                                                 WT      6.500%      07/15/2004      500,000
Oklahoma Gas & Electric                                                 RS      6.500%      07/15/17        500,000
Penney ( J.C.) Co.                                                      WT      6.125%      11/15/2003    1,000,000
PITNEY BOWES CREDIT CORP.                                               RS      6.625%      06/01/02        800,000
Praxair, Inc.                                                           WT      6.750%      03/01/2003    1,000,000
REP. OF KOREA                                                           RS      8.750%      04/15/03        750,000
Republic of Korea                                                       WT      8.750%      04/15/2003      500,000
SEARS CREDIT ACCOUNT MASTER                                             RS      8.100%      06/15/04        633,333
Southern California Edison                                              WT      5.875%      01/15/2001    1,000,000
ST. GEORGE BANK. LTD                                                    RS      7.150%      06/18/07        750,000
THE MONEY STORE HOME EQTY TRST                                          RS      7.910%      05/15/24        750,000
THE MONEY STORE HOME EQTY TRST                                          RS      7.550%      01/15/18        332,483
U.S TREASURY BOND                                                       RS     11.750%      02/15/10        650,000
U.S TREASURY BOND                                                       RS      7.250%      05/15/16        750,000
U.S. Treasury Bonds                                                     WT     10.375%      11/15/2012    2,700,000
U.S. Treasury Notes                                                     WT      5.875%      11/15/1999    1,600,000
U.S. Treasury Notes                                                     WT      5.750%      10/31/2000    2,400,000
U.S. Treasury Notes                                                     WT      6.125%      12/31/2001    1,000,000
U.S. Treasury Notes                                                     WT      5.625%      05/15/2008      900,000
U.S. Treasury Notes                                                     RS      6.125%      08/15/07      1,250,000
U.S. Treasury Notes                                                     RS      6.250%      06/30/02        500,000
U.S. Treasury Notes                                                     RS      6.500%      05/15/05        300,000
U.S. Treasury Notes                                                     RS      7.500%      11/15/01        350,000
U.S. Treasury Notes                                                     RS      5.750%      10/31/02      1,600,000
U.S. Treasury Notes                                                     RS      7.250%      05/15/04        550,000
U.S. Treasury Notes                                                     RS      6.750%      04/30/00        800,000
U.S. Treasury Notes                                                     RS      6.250%      05/31/00        300,000
U.S. Treasury Notes                                                     RS      5.500%      12/31/00        700,000
U.S. Treasury Notes                                                     RS      6.625%      07/31/01        600,000
U.S. Treasury Notes                                                     RS      8.750%      08/15/00        150,000
U.S. Treasury Notes                                                     RS      6.500%      08/31/01      3,150,000
U.S. Treasury Notes                                                     RS      6.125%      12/31/01        400,000
U.S. Treasury Notes                                                     RS      6.250%      01/31/02      1,000,000
U.S. Treasury Notes                                                     RS      6.250%      02/28/02      1,500,000
U.S. Treasury Notes                                                     RS      5.875%      07/31/99        500,000
U.S. Treasury Notes                                                     RS      6.000%      07/31/02        400,000
U.S. Treasury Notes                                                     RS      5.750%      11/30/02      1,500,000
U.S. Treasury Notes                                                     RS      5.625%      05/15/08        800,000
U.S. Treasury Notes                                                     RS      6.250%      02/15/07      1,650,000
U.S. Treasury Notes                                                     WT      6.250%      04/30/2001    2,350,000
U.S. Treasury Notes                                                     WT      5.875%      11/30/2001    3,750,000
U.S. Treasury Notes                                                     WT      6.250%      06/30/2002    2,350,000
U.S. Treasury Notes                                                     WT      7.500%      02/15/2005    1,500,000
U.S. Treasury Notes                                                     WT      6.500%      10/15/2006    3,600,000
U.S. Treasury Notes                                                     WT      6.125%      08/15/2007      350,000
U.S. Treasury Notes                                                     RS      5.875%      02/15/04        150,000
U.S. Treasury Notes                                                     RS      6.875%      03/31/00        700,000
U.S. Treasury Notes                                                     RS      7.000%      07/15/06      1,500,000
U.S. Treasury Notes                                                     RS      6.875%      05/15/06      2,000,000
U.S. Treasury Notes                                                     RS      5.500%      01/31/03      1,850,000
UBS-NY                                                                  RS      7.250%      07/15/06        800,000
UCFC HE EQ 6.005% 9/15/14                                               RS      6.005%      09/15/14      1,000,000
UNITED TELECOM                                                          RS      9.500%      04/01/03        900,000
USL CAPITAL CORP.                                                       RS      5.790%      01/23/01        300,000
VANDERBILT MORTGAGE FINANCE                                             RS      6.850%      04/07/26        500,000
Wachovia Corp.                                                          WT      6.700%      06/21/2004      750,000
Walt Disney Co.                                                         WT      5.620%      12/01/2008    1,000,000

Total Investments

Other Assets & Liabilities, Net

Net Assets



WT Short/Intermediate Bond
Schedule of Portfolio Investments
June 30, 1999

                                                            -----------------------------------
                                                                                       Market
                                                                       Cost             Value
                                                            -----------------------------------

 ABBEY NATIONAL PLC                                                   690,561          665,719
 ADVANTA 93-3                                                         103,517          102,163
 ADVANTA MORTGAGE LOAN TRUST                                          501,670          475,719
 AFC HOME EQUITY LOAN TRUST                                         1,723,037        1,680,006
 ALLIED SIGNAL                                                        546,172          525,175
 AMOCO COMPANY                                                        405,922          397,500
 AMSOUTH BANK ALABAMA                                                 251,571          237,500
 ANHEUSER BUSCH                                                       398,197          366,500
 ASSOCIATES CORP. OF N. AMERICA                                     1,336,531        1,336,531
 ASSOCIATES CORP. OF N. AMERICA                                     1,195,970        1,195,970
 ASSOCIATES CORP. OF N. AMERICA                                       787,623          770,875
 ASSOCIATES CORP. OF N. AMERICA                                       905,554          909,000
 Bank of New York Co., Inc.                                           442,534          430,000
 Bank of New York Co., Inc.                                           331,414          322,500
 BankAmerica Corp.                                                    247,552          246,875
 BankAmerica Corp.                                                    508,291          493,750
 Bausch & Lomb, Inc.                                                  499,897          486,250
 Bausch & Lomb, Inc.                                                  444,533          437,625
 Bausch & Lomb, Inc.                                                1,016,361          973,750
 Bear Stearns Co., Inc.                                               998,179          996,250
 Bear Stearns Co., Inc.                                               855,756          836,188
 Cable & Wireless Communications                                    1,001,760          975,000
 Cable & Wireless Communications                                    1,002,294          982,500
 Cable & Wireless Communications                                      346,782          341,250
 CANADIAN IMPERIAL BANK                                               501,754          501,352
 CENTRAL ILLINOIS PUBLIC SERVIC                                       705,372          709,625
 Citizens Utilities Co.                                             1,079,787        1,035,000
 COCA COLA ENTERPRISES                                                750,125          746,250
 COMMERCIAL CREDIT                                                    995,898          942,438
 Contimortgage Home Equity Loan Trust Series 1998-2, Cl. A5           804,837          792,248
 Contimortgage Home Equity Loan Trust Series 1998-2, Cl. A5           490,966          518,805
 Contimortgage Home Equity Loan Trust Series 1998-2, Cl. A5           503,023          495,155
 Contimortgage Home Equity Loan Trust Series 1999-2, Cl. A4           999,669          983,580
 CRESTAR FIN. CORP.                                                   702,370          681,625
 CROWN HOME EQUITY LOAN TRUST                                       1,021,417          962,411
 Dayton Hudson Corp.                                                1,201,431        1,200,000
 EG&G, Inc.                                                           976,484        1,006,250
 ELF AQUITANE                                                         300,308          311,250
 Export-Import Bank of Korea                                          298,940          297,375
 FEDERAL HOME LOAN BANK                                             1,000,000          997,327
 FEDERAL HOME LOAN BANK                                               303,425          302,936
 FEDERAL HOME LOAN BANK                                               899,020          883,801
 Federal Home Loan Mortgage Corp. Notes                               504,004          500,814
 Federal Home Loan Mortgage Corp. Notes                               398,017          386,089
 Federal Home Loan Mortgage Corp. Notes                               898,759          829,758
 Federal Home Loan Mortgage Corp. Notes                             1,242,349        1,206,529
 Federal National Mortgage Association Notes                        1,453,518        1,473,325
 Federal National Mortgage Association Notes                          500,000          485,680
 Federal National Mortgage Association Notes                          995,540          994,657
 Federal National Mortgage Association Notes                        5,256,569        5,288,029
 Federal National Mortgage Association Notes                          531,383          536,355
 Federal National Mortgage Association Notes                          775,211          785,773
 Federal National Mortgage Association Notes                          661,123          657,206
 Federal National Mortgage Association Notes                          600,000          558,471
 Federal National Mortgage Association Notes                          231,441          223,816
 Federal National Mortgage Association Notes                          519,335          502,224
 Federal National Mortgage Association Notes                        1,274,498        1,219,785
 Federal National Mortgage Association Notes                          747,802          736,799
 Federal National Mortgage Association Notes                        1,421,679        1,399,366
 Federal National Mortgage Association Notes                          265,257          263,609
 Federal National Mortgage Association Notes                          607,149          606,384
 Federal National Mortgage Association Notes                        1,107,838        1,085,268
 Federal National Mortgage Association Notes                          504,081          500,816
 Federal National Mortgage Association Notes, Gold 7 Yr.              395,083          382,066
 Federal National Mortgage Association Notes, Ser. 1993-50, Cl. D     403,271          396,108
 FGOLD 5 YR BALLOON                                                   327,916          328,183
 FHLMC GOLD 15 YEAR                                                 1,037,377        1,011,761
 FHLMC2073 PJ (PAC)                                                   500,000          482,510
 FIRST CHICAGO NOTES                                                  427,842          411,500
 FIRST PLUS HOME LOAN TRUST                                           514,005          511,727
 FIRST SIERRA EQUIPMENT                                               699,948          684,292
 FIRST SIERRA EQUIPMENT                                               799,940          782,048
 First Tennessee Bank                                                 298,243          272,625
 FIRST UNION CORP.                                                    210,037          202,276
 FNR 99-W5                                                            500,000          485,680
 Ford Motor Credit Co.                                                314,908          310,875
 Ford Motor Credit Co.                                              1,022,480        1,013,750
 FORD MOTOR CREDIT GLOBAL                                             409,008          405,500
 FUND AMERICA INVESTORS CORP.                                          29,722           29,209
 GE CAPITAL MORTGAGE SERVICES                                       1,016,245        1,002,652
 GE CAPITAL MORTGAGE SERVICES                                         290,995          275,313
 General Motors Acceptance Corp.                                    1,022,027        1,007,500
 General Motors Acceptance Corp.                                    1,681,890        1,670,625
 GREEN TREE FINANCIAL CORP.                                           979,725          973,294
 GREEN TREE HOME IMPROVEMENT                                          429,749          428,241
 GREEN TREE LEASE FINANCE                                             811,097          806,709
 Greenpoint Manufactured Housing, Ser. 1999-1, Cl. A2                 999,630          986,349
 GTE SOUTHWEST                                                        991,512          982,500
 Hanson PLC                                                         1,040,350        1,021,250
 HAWAIIAN ELECTRIC                                                    550,000          545,188
 Household Finance Corp.                                            1,028,400        1,018,750
 IBM Corp.                                                            499,610          475,000
 IMC HOME EQUITY LOAN TRUST                                           916,697          899,028
 Ingersoll Rand                                                       617,916          599,166
 INGERSOLL RAND 2/15/28 6.015%                                        720,902          699,027
 J Seagram & Sons                                                     350,321          348,250
 J SEAGRAM & SONS                                                     600,551          597,000
 J. P. Morgan & Co., Inc.                                           1,644,517        1,669,500
 KOREA EXPORT - IMPORT BANK                                           597,880          594,750
 LEHMAN BROS. HOLDINGS, INC.                                          599,609          589,500
 Lehman Brothers                                                      510,617          504,375
 Lehman Brothers                                                      996,341          957,500
 LEHMAN BROTHERS                                                      722,328          694,188
 LEHMAN BROTHERS HOLDINGS                                             719,919          706,125
 MBNA MASTER CREDIT CARD TRUST                                        805,622          807,200
 Merrill Lynch & Co., Inc.                                            781,393          738,000
 Merrill Lynch & Co., Inc.                                            488,371          461,250
 Morgan Stanley Dean Witter & Co.                                   1,038,224          996,250
 MORGAN STANLEY DEAN WITTER DIS                                       969,540          955,938
 Nabisco, Inc.                                                      1,092,761        1,071,125
 Nabisco, Inc.                                                        498,017          496,250
 Nabisco, Inc.                                                        496,532          486,875
 Nabisco, Inc.                                                        498,017          496,250
 NATIONAL CITY BANK CLEVELAND                                       1,242,718        1,206,000
 NationsBank Corp.                                                  1,015,115          995,000
 NORFOLK SOURTHERN CORP                                               535,740          510,625
 Norfolk Southern Corp.                                               481,679          459,562
 NORTHWESTERN BELL TELEPHONE CO                                       514,644          513,750
 NORWEST FINANCIAL, INC.                                              752,170          750,938
 OAKWOOD MORTGAGE INVESTORS                                           899,792          900,057
 OHIO POWER CO.                                                       408,724          399,000
 Oklahoma Gas & Electric                                              532,240          504,375
 Oklahoma Gas & Electric                                              532,019          504,375
 Penney ( J.C.) Co.                                                   964,994          975,000
 PITNEY BOWES CREDIT CORP.                                            813,045          809,000
 Praxair, Inc.                                                      1,020,418        1,002,500
 REP. OF KOREA                                                        783,367          783,750
 Republic of Korea                                                    522,244          522,500
 SEARS CREDIT ACCOUNT MASTER                                          650,623          645,100
 Southern California Edison                                           999,781          997,500
 ST. GEORGE BANK. LTD                                                 772,780          744,375
 THE MONEY STORE HOME EQTY TRST                                       777,510          759,255
 THE MONEY STORE HOME EQTY TRST                                       335,688          345,725
 U.S TREASURY BOND                                                    772,571          822,134
 U.S TREASURY BOND                                                    880,649          824,480
 U.S. Treasury Bonds                                                3,447,212        3,431,660
 U.S. Treasury Notes                                                1,602,079        1,604,661
 U.S. Treasury Notes                                                2,405,084        2,411,060
 U.S. Treasury Notes                                                1,012,891        1,010,687
 U.S. Treasury Notes                                                  882,259          881,242
 U.S. Treasury Notes                                                1,297,499        1,263,039
 U.S. Treasury Notes                                                  509,376          507,341
 U.S. Treasury Notes                                                  314,619          308,459
 U.S. Treasury Notes                                                  364,811          364,154
 U.S. Treasury Notes                                                1,659,046        1,600,813
 U.S. Treasury Notes                                                  573,419          582,076
 U.S. Treasury Notes                                                  804,855          809,627
 U.S. Treasury Notes                                                  300,106          302,523
 U.S. Treasury Notes                                                  706,337          700,495
 U.S. Treasury Notes                                                  612,381          611,660
 U.S. Treasury Notes                                                  153,845          155,494
 U.S. Treasury Notes                                                3,238,871        3,204,835
 U.S. Treasury Notes                                                  402,290          404,275
 U.S. Treasury Notes                                                1,016,188        1,013,934
 U.S. Treasury Notes                                                1,528,552        1,520,362
 U.S. Treasury Notes                                                  500,132          500,459
 U.S. Treasury Notes                                                  411,065          403,326
 U.S. Treasury Notes                                                1,509,153        1,499,455
 U.S. Treasury Notes                                                  784,231          783,326
 U.S. Treasury Notes                                                1,770,277        1,680,831
 U.S. Treasury Notes                                                2,363,957        2,380,091
 U.S. Treasury Notes                                                3,748,006        3,768,588
 U.S. Treasury Notes                                                2,405,861        2,384,503
 U.S. Treasury Notes                                                1,696,092        1,610,887
 U.S. Treasury Notes                                                3,804,034        3,715,200
 U.S. Treasury Notes                                                  378,016          353,651
 U.S. Treasury Notes                                                  154,101          150,465
 U.S. Treasury Notes                                                  706,752          708,630
 U.S. Treasury Notes                                                1,626,870        1,588,506
 U.S. Treasury Notes                                                2,153,201        2,105,118
 U.S. Treasury Notes                                                1,866,933        1,833,938
 UBS-NY                                                               838,421          805,000
 UCFC HE EQ 6.005% 9/15/14                                            997,848          980,343
 UNITED TELECOM                                                       983,879          986,625
 USL CAPITAL CORP.                                                    300,112          297,750
 VANDERBILT MORTGAGE FINANCE                                          507,719          497,321
 Wachovia Corp.                                                       748,656          754,688
 Walt Disney Co.                                                      966,618          927,500

 Total Investments                                                155,731,306      153,443,401

 Other Assets & Liabilities, Net                                                       826,452

 Net Assets                                                                        154,269,853


WT Short/Intermediate Bond Series
Schedule of Portfolio Investments
June 30, 1999 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
Description                                                   Rate           Maturity             Par
-------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. [A2, A-]                    WT     8.500         12/15/2004          300,000
BankAmerica Corp. [Aa3, A]                             WT     6.750         09/15/2005          500,000
First Tennessee Bank [A3, A-]                          WT     5.750         12/01/2008          300,000
NationsBank Corp. [Aa3, A]                             WT     6.500         08/15/2003        1,000,000
Bear Stearns Co., Inc. [A2, A]                         WT     6.500         08/01/2002        1,000,000
Ford Motor Credit Co. [A1, A]                          WT     7.000         09/25/2001        1,000,000
General Motors Acceptance Corp. [A2, A]                WT     6.750         02/07/2002        1,000,000
Household Finance Corp. [A2, A]                        WT     7.250         07/15/2003        1,000,000
Lehman Brothers [Baa1, A]                              WT     7.375         05/15/2004          500,000
Lehman Brothers [Baa1, A]                              WT     6.625         02/05/2006        1,000,000
Merrill Lynch & Co., Inc. [Aa3, AA-]                   WT     6.000         02/17/2009          500,000
Morgan Stanley Dean Witter & Co. [Aa3, A+]             WT     6.875         03/01/2007        1,000,000
Bausch & Lomb, Inc. [Baa2, BBB]                        WT     6.375         08/01/2003          450,000
Bausch & Lomb, Inc. [Baa2, BBB]                        WT     6.750         12/15/2004        1,000,000
Dayton Hudson Corp. [A3, A-]                           WT     6.400         02/15/2003        1,200,000
EG&G, Inc. [Baa2, A-]                                  WT     6.800         10/15/2005        1,000,000
Hanson PLC [A3, A-]                                    WT     7.375         01/15/2003        1,000,000
IBM Corp. [A1, A+]                                     WT     5.100         11/10/2003          500,000
Ingersoll Rand [A3, A-]                                WT     6.015         02/15/2001          600,000
J Seagram & Sons [Baa3, BBB-]                          WT     6.250         12/15/2001          350,000
Nabisco, Inc. [Baa2, BBB]                              WT     6.000         02/15/2001          500,000
Nabisco, Inc. [Baa2, BBB]                              WT     6.125         02/01/2003          500,000
Penney ( J.C.) Co. [A3, BBB+]                          WT     6.125         11/15/2003        1,000,000
Praxair, Inc. [A3, BBB+]                               WT     6.750         03/01/2003        1,000,000
Walt Disney Co. [A2, A]                                WT     5.620         12/01/2008        1,000,000
Export-Import Bank of Korea [Baa3, AA-]                WT     7.100         03/15/2002          300,000
Republic of Korea [NA, NR]                             WT     8.750         04/15/2003          500,000
Cable & Wireless Communications [Baa1, A-]             WT     6.375         03/06/2003        1,000,000
Cable & Wireless Communications [Baa1, A-]             WT     6.625         03/06/2005          350,000
Norfolk Southern Corp. [Baa1, BBB+]                    WT     7.350         05/15/2007          450,000
Citizens Utilities Co. [A2, AA-]                       WT     7.600         06/01/2006        1,000,000
Oklahoma Gas & Electric [Aa3, AA-]                     WT     6.500         07/15/2004          500,000
Southern California Edison [A1, A+]                    WT     5.875         01/15/2001        1,000,000
Contimortgage Home Equity Loan Trust
   Series 1998-2, Cl. A5 [Aaa, AAA]                    WT     6.280         09/15/2016          500,000
Contimortgage Home Equity Loan Trust
   Series 1999-2, Cl. A4 [Aaa, AAA]                    WT     6.480         07/25/2023        1,000,000
First Sierra Equipment Contract Trust, Ser.
   1998-1, Cl. A4 [Aaa, AAA]                           WT     5.628         08/12/2004          800,000
Greenpoint Manufactured Housing, Ser.
   1999-1, Cl. A2 [NR, NR]                             WT     6.010         08/15/2015        1,000,000
Federal Home Loan Mortgage Corp. Notes,
   Ser. 2129, Cl. PE [NR, NR]                          WT     5.750         09/15/2011          400,000
Federal National Mortgage Association Notes,
   Gold 7 Yr. [NR, NR]                                 WT     6.000         02/01/2006          392,870
Federal National Mortgage Association Notes,
   Ser. 1993-50, Cl. D [NR, NR]                        WT     6.250         07/25/2004          400,000
Federal National Mortgage Association Notes,
   Ser. 1999-W5, Cl. A4 [NR, NR]                       WT     6.115         02/25/2029          500,000
Federal National Mortgage Association  ???
   Propered-Global ??? [Aaa, NR]                       WT     5.750         06/15/2005        1,500,000
Federal National Mortgage Association Notes
   [Aaa, NR]                                           WT     6.200         06/26/2000        5,250,000
Federal National Mortgage Association Notes
   [Aaa, NR]                                           WT     5.420         01/23/2001        1,000,000
Federal National Mortgage Association Notes
   [Aaa, NR]                                           WT     5.125         02/13/2004          558,000
U.S. Treasury Bonds [Aaa, AAA]                         WT     10.375        11/15/2012        2,700,000
U.S. Treasury Notes [Aaa, AAA]                         WT     5.875         11/15/1999        1,600,000
U.S. Treasury Notes [Aaa, AAA]                         WT     5.750         10/31/2000        2,400,000
U.S. Treasury Notes [Aaa, AAA]                         WT     6.250         04/30/2001        2,350,000
U.S. Treasury Notes [Aaa, AAA]                         WT     5.875         11/30/2001        3,750,000
U.S. Treasury Notes [Aaa, AAA]                         WT     6.125         12/31/2001        1,000,000
U.S. Treasury Notes [Aaa, AAA]                         WT     6.250         06/30/2002        2,350,000
U.S. Treasury Notes [Aaa, AAA]                         WT     7.500         02/15/2005        1,500,000
U.S. Treasury Notes [Aaa, AAA]                         WT     6.500         10/15/2006        3,600,000
U.S. Treasury Notes [Aaa, AAA]                         WT     6.125         08/15/2007          350,000
U.S. Treasury Notes [Aaa, AAA]                         WT     5.625         05/15/2008          900,000
Associates Corp.                                       WT     5.711         07/01/1999        1,195,970
J. P. Morgan & Co., Inc.  [A2, AA-]                    WT     6.000         01/15/2009            1,800
Wachovia Corp.  [Aa3, AA-]                             WT     6.700         06/21/2004              750

Total Investments--0.0%  (Cost $0)


WT Short/Intermediate Bond Series
Schedule of Portfolio Investments
June 30, 1999 (Unaudited)

                                                      ------------------------------
                                                                            Market
                                                           Cost             Value
                                                      ------------------------------
Bank of New York Co., Inc. [A2, A-]                      331,414             322,500
BankAmerica Corp. [Aa3, A]                               508,291             493,750
First Tennessee Bank [A3, A-]                            298,243             272,625
NationsBank Corp. [Aa3, A]                             1,015,115             995,000
Bear Stearns Co., Inc. [A2, A]                           998,179             996,250
Ford Motor Credit Co. [A1, A]                          1,022,480           1,013,750
General Motors Acceptance Corp. [A2, A]                1,022,027           1,007,500
Household Finance Corp. [A2, A]                        1,028,400           1,018,750
Lehman Brothers [Baa1, A]                                510,617             504,375
Lehman Brothers [Baa1, A]                                996,341             957,500
Merrill Lynch & Co., Inc. [Aa3, AA-]                     488,371             461,250
Morgan Stanley Dean Witter & Co. [Aa3, A+]             1,038,224             996,250
Bausch & Lomb, Inc. [Baa2, BBB]                          444,533             437,625
Bausch & Lomb, Inc. [Baa2, BBB]                        1,016,361             973,750
Dayton Hudson Corp. [A3, A-]                           1,201,431           1,200,000
EG&G, Inc. [Baa2, A-]                                    976,484           1,006,250
Hanson PLC [A3, A-]                                    1,040,350           1,021,250
IBM Corp. [A1, A+]                                       499,610             475,000
Ingersoll Rand [A3, A-]                                  617,916             599,166
J Seagram & Sons [Baa3, BBB-]                            350,321             348,250
Nabisco, Inc. [Baa2, BBB]                                498,017             496,250
Nabisco, Inc. [Baa2, BBB]                                496,532             486,875
Penney ( J.C.) Co. [A3, BBB+]                            964,994             975,000
Praxair, Inc. [A3, BBB+]                               1,020,418           1,002,500
Walt Disney Co. [A2, A]                                  966,618             927,500
Export-Import Bank of Korea [Baa3, AA-]                  298,940             297,375
Republic of Korea [NA, NR]                               522,244             522,500
Cable & Wireless Communications [Baa1, A-]             1,002,294             982,500
Cable & Wireless Communications [Baa1, A-]               346,782             341,250
Norfolk Southern Corp. [Baa1, BBB+]                      481,679             459,562
Citizens Utilities Co. [A2, AA-]                       1,079,787           1,035,000
Oklahoma Gas & Electric [Aa3, AA-]                       532,240             504,375
Southern California Edison [A1, A+]                      999,781             997,500
Contimortgage Home Equity Loan Trust
   Series 1998-2, Cl. A5 [Aaa, AAA]                      503,023             495,155
Contimortgage Home Equity Loan Trust
   Series 1999-2, Cl. A4 [Aaa, AAA]                      999,669             983,580
First Sierra Equipment Contract Trust, Ser.
   1998-1, Cl. A4 [Aaa, AAA]                             799,940             782,048
Greenpoint Manufactured Housing, Ser.
   1999-1, Cl. A2 [NR, NR]                               999,630             986,349
Federal Home Loan Mortgage Corp. Notes,
   Ser. 2129, Cl. PE [NR, NR]                            398,017             386,089
Federal National Mortgage Association Notes,
   Gold 7 Yr. [NR, NR]                                   395,083             382,066
Federal National Mortgage Association Notes,
   Ser. 1993-50, Cl. D [NR, NR]                          403,271             396,108
Federal National Mortgage Association Notes,
   Ser. 1999-W5, Cl. A4 [NR, NR]                         500,000             485,680
Federal National Mortgage Association  ???
   Propered-Global ??? [Aaa, NR]                       1,453,518           1,473,325
Federal National Mortgage Association Notes
   [Aaa, NR]                                           5,256,569           5,288,029
Federal National Mortgage Association Notes
   [Aaa, NR]                                             995,540             994,657
Federal National Mortgage Association Notes
   [Aaa, NR]                                             531,383             536,355
U.S. Treasury Bonds [Aaa, AAA]                         3,447,212           3,431,660
U.S. Treasury Notes [Aaa, AAA]                         1,602,079           1,604,661
U.S. Treasury Notes [Aaa, AAA]                         2,405,084           2,411,060
U.S. Treasury Notes [Aaa, AAA]                         2,363,957           2,380,091
U.S. Treasury Notes [Aaa, AAA]                         3,748,006           3,768,588
U.S. Treasury Notes [Aaa, AAA]                         1,012,891           1,010,687
U.S. Treasury Notes [Aaa, AAA]                         2,405,861           2,384,503
U.S. Treasury Notes [Aaa, AAA]                         1,696,092           1,610,887
U.S. Treasury Notes [Aaa, AAA]                         3,804,034           3,715,200
U.S. Treasury Notes [Aaa, AAA]                           378,016             353,651
U.S. Treasury Notes [Aaa, AAA]                           882,259             881,242
Associates Corp.                                       1,195,970           1,195,970
J. P. Morgan & Co., Inc.  [A2, AA-]                    1,644,517           1,669,500
Wachovia Corp.  [Aa3, AA-]                               748,656             754,688
                                                      ----------          ----------
Total Investments--0.0%  (Cost $0)                    65,185,311          64,490,807


WT SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

PROFORMA STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999

                                                               Rodney Square            WT
                                                                  Short/              Short/
                                                               Intermediate        Intermediate
                                                                   Bond                Bond
                                                                 Portfolio           Portfolio              Net
                                                               -------------       ------------          ------------
ASSETS:
Investments in securities, at market                             $88,952,594          $65,194,156        $154,146,750
Receivables:
   Interest                                                        1,256,634                  --            1,256,634
   Fund shares purchased                                               9,668                6,973              16,641
Other assets                                                              22                1,005               1,027

   Total assets                                                   90,218,918           65,202,134         155,421,052

LIABILITIES:
Due to Adviser                                                        16,783                1,063              17,846
Payables:
   Dividends to shareholders                                         410,397              294,197             704,594
   Fund shares redeemed                                              392,165                  --              392,165
   Investment securities purchased                                       --                 6,973               6,973
Other accrued expenses                                                17,073               12,548              29,621

   Total liabilities                                                 836,418              314,781           1,151,199

NET ASSETS, at market value                                      $89,382,500          $64,887,353        $154,269,853

NET ASSETS CONSIST OF:
Paid--in capital                                                 $90,760,602          $65,512,555        $156,273,157
Accumulated net realized gain                                        215,299               68,288             283,587
Net unrealized appreciation (depreciation)  of investments        (1,593,401)            (693,490)         (2,286,891)

NET ASSETS                                                       $89,382,500          $64,887,353        $154,269,853

Shares of beneficial Interest outstanding                          6,955,099            6,587,413          15,661,778


Net Asset Value, offering and redemption price per share              $12.85                $9.85               $9.85




WT SHORT/INTERMEDIATE BOND FUND
PROFORMA STATEMENT OF OPERATIONS FOR THE YEAR ENDING 6/30/99

Average Net Assets =>>>>                         $63,612,128                  $93,283,025               $156,895,153
                                                 WT S/I BOND                  RS S/I BOND                 Combined
                                               --------------------      ---------------------      --------------------
EXPENSES                                         Amount  Basis Pts.      Amount Basis     Pts.      Amount Basis     Pts.
--------------                                 --------------------      ---------------------      --------------------
MASTER EXPENSES
Management Fee                                 $255,438     40.2           $326,491      35.0          $581,929     37.1
Administration Fee (PFPC)                        57,415      9.0                 --       0.0           $57,415      3.7
Accounting Fee                                   47,847      7.5             92,772      10.0          $140,619      9.0
Custodian Fee                                    11,862      1.9             19,121       2.1           $30,983      2.0
Trustees' Fees and Expenses                       7,127      1.1              4,127       0.4           $11,254      0.7
Legal Fees                                        9,000      1.4             40,134       4.3           $49,134      3.1
Audit Fees                                        7,146      1.1             40,134       4.3           $47,280      3.0
Printing                                             --      0.0             15,441       1.7           $15,441      1.0
Miscellaneous                                     5,484      0.9              9,971       1.1           $15,455      1.0
FEEDER EXPENSES
Administration Fee (KIM)                         12,722      2.0                  0       0.0           $12,722      0.8
Transfer Agent Fee                               17,355      2.7             35,679       3.8           $53,034      3.4
Trustees' Fees and Expenses                       7,201      1.1                 --       0.0            $7,201      0.5
Amort. of Organizational exp.                     6,815      1.1                 --       0.0            $6,815      0.4
Registration Fees                                 5,510      0.9             35,739       3.8           $41,249      2.6
Legal Fees                                        3,000      0.5                 --       0.0            $3,000      0.2
Audit Fees                                        3,678      0.6                 --       0.0            $3,678      0.2
Miscellaneous                                     2,280      0.4                 --       0.0            $2,280      0.2
                                               -----------------           ------------------          -----------------

         Gross Expenses                         459,880     72.3            619,609      66.4         1,079,489     68.8

Less: Mgmt. Fee Waiver/Reimb.                  (141,820)   (22.3)          (106,552)    (11.4)         (248,372)   (15.8)
                                               -----------------           ------------------          -----------------

         NET EXPENSES                          $318,060     50.0           $513,057      55.0          $831,117     53.0
                                               =================           ==================          ==================

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.

                  Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust and to Article X of the Registrant's By-Laws, which are incorporated herein by reference (See Item 16(1) below). Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

                  "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling person of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered. The Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 16.  Exhibits

       EXHIBIT
       NUMBER     DESCRIPTION

         (1)      (a)      Agreement and Declaration of Trust(1)

                  (b)      Certificate of Trust(1)

                  (c) Certificate of Amendment to Certificate of Trust dated October 7, 1994(2)

                  (d) Certificate of Amendment to Certificate of Trust dated October 20, 1998(6)

         (2)      Bylaws(1)

         (3)      Not applicable

         (4) A copy of the Agreement and Plan of Reorganization is filed herewith as Appendix B of the Prospectus/Proxy Statement.

         (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Agreement and Declaration of Trust Articles III and V and in the By-laws Articles II and VII.

         (6) Form of Investment Advisory Agreement between Registrant and Wilmington Trust Company(4)

         (7) Distribution Agreement between Registrant and Provident Distributors, Inc. dated February 25, 1998(4)

         (8)      None

         (9)      Custody Agreement between Registrant and Wilmington Trust
                  Company and

                  (a) Assignment Agreement with PNC Bank N.A. dated January 1998(6)

         (10)     12b-1 Plan -- Not Applicable

         (11) Opinion and Consent of Pepper Hamilton LLP as to the legality of the securities being registered -- to be filed by amendment

         (12) (a) Opinion and Consent of Pepper Hamilton LLP regarding certain tax matters in connection with Short/Intermediate Portfolio -- to be filed by amendment

                  (b) Opinion and Consent of Pepper Hamilton LLP regarding certain tax matters in connection with WT Short/Intermediate Bond Portfolio -- to be filed by amendment

         (13)     (a)      Transfer Agency Agreement with Rodney Square
                           Management Corporation dated February 19, 1997(2)

                  (b) Accounting Services Agreement with Rodney Square Management Corporation dated February 19, 1997(2)

                  (c) Administration Agreement with Rodney Square Management Corporation dated February 19, 1997(2)

                  (d) Assignment Agreement dated January 5, 1998, among the Registrant, Rodney Square Management Corporation and PFPC Inc. with respect to the Administration Agreement filed herewith(4)

                  (e) Assignment Agreement dated January 5, 1998, among the Registrant, Rodney Square Management Corporation and PFPC Inc. with respect to the Accounting Services Agreement file herewith(4)

                  (f) Assignment Agreement dated January 5, 1998, among the Registrant, Rodney Square Management Corporation and PFPC Inc. with respect to the Transfer Agency Agreement filed herewith(4)

         (14)     Consent of Ernst & Young LLP -- To be filed by Amendment

         (15)     Financial Statements -- None

         (16)     Powers of Attorney -- To be filed by amendment

         (17)     Form of Proxy is filed herewith

  ------------------------------------------
         (1) Previously filed with the Securities and Exchange Commission on Form N-1A on July 25, 1994 and incorporated herein by reference.

         (2) Previously filed with the Securities and Exchange Commission with Pre-Effective Amendment No. 1 on Form N-1A on November 29, 1994 and incorporated herein by reference.

         (3) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No.4 on Form N-1A on February 28, 1997 and incorporated herein by reference.

         (4) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No.2 on Form N-1A on September 30, 1996 and incorporated herein by reference.

         (5) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No.6 on Form N-1A on September 30, 1998 and incorporated herein by reference.

         (6) Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No.8 on Form N-1A on August 12, 1999 and incorporated herein by reference.


Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (1933 Act), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


                  As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Wilmington and the State of Delaware, on this 23rd day of August 1999.

                                 WT Mutual Fund

                                 By:  /S/ROBERT J. CHRISTIAN
                                      Robert J. Christian
                                      President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                          TITLE                 DATE

/S/ROBERT J. CHRISTIAN        Trustee and President    August 23, 1999
Robert J. Christian

/S/JOHN J. QUINDLEN*          Trustee                  August 23, 1999
John J. Quindlen

/S/ROBERT H. ARNOLD*          Trustee                  August 23, 1999
Robert H. Arnold

/S/NICHOLAS A. GIORDANO*      Trustee                  August 23, 1999
Nicholas A. Giordano

/S/PAT COLLETTI*              Vice President and       August 23, 1999
Pat Colletti                  Treasurer


*By:           /S/ROBERT J. CHRISTIAN
               Robert J. Christian
               Attorney-in-Fact (Pursuant to Powers of Attorney)

                                  EXHIBIT LIST


EXHIBIT
NUMBER          DESCRIPTION

    (17)              Form of Proxy